ANNUAL REPORT
NASSAU LIFE VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2019

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$7,826,137		$3,507,131		$3,326,171		$28,302,810
Total assets	$7,826,137		$3,507,131		$3,326,171		$28,302,810
Total net assets	$7,826,137		$3,507,131		$3,326,171		$28,302,810
Units outstanding	2,400,180		3,206,274		1,159,978		7,634,514
Investment shares held	96,703		130,038		29,767		1,223,112
Investments at cost	$6,198,171		$3,400,815		$2,471,931		$20,789,836
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$4.88	76,937	$1.10	16,177	$3.05	63,438	$4.12	206,980
Estate Edge® Unit value (years 1-15)	$-	-	$1.09	146,027	$-	-	$3.56	30,727
Unit value (years 16+)	$3.16	798,234	$1.10	238,689	$2.91	247,641	$3.73	2,866,490
Estate Strategies	$-	-	$-	-	$2.91	20,413	$3.83	8,843
Executive Benefit VUL	$-	-	$-	-	$-	-	$4.12	189,035
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$3.10	429,368	$1.09	2,142,606	$2.77	437,988	$3.56	2,017,949
Unit value (years 16+)	$3.25	1,070,854	$1.10	337,970	$2.91	383,808	$3.73	2,126,157
Phoenix Benefit Choice VULSM	$-	-	$1.10	12,643	$3.05	3,706	$2.78	9,761
Phoenix Joint Edge® VUL	$-	-	$1.10	17,121	$-	-	$-	-
The Phoenix Edge®	$-	-	$-	-	$2.87	2,984	$3.76	136,977
The Phoenix Edge® – SPVL	$4.69	24,787	$1.10	295,041	$-	-	$4.12	41,595
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$1,294,746		$14,341,116		$20,146,538		$5,032,547
Total assets	$1,294,746		$14,341,116		$20,146,538		$5,032,547
Total net assets	$1,294,746		$14,341,116		$20,146,538		$5,032,547
Units outstanding	487,555		7,297,477		20,268,552		1,656,717
Investment shares held	76,296		1,319,330		20,146,533		770,681
Investments at cost	$1,075,212		$14,596,162		$20,146,535		$5,395,367
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$2.81	53,064	$2.05	140,907	$1.03	227,905	$3.65	79,175
Estate Edge® Unit value (years 1-15)	$-	-	$1.89	24,262	$0.95	76,982	$2.88	10,343
Unit value (years 16+)	$2.68	155,216	$1.98	1,539,417	$1.00	7,904,087	$3.02	398,865
Estate Strategies	$-	-	$1.79	10,386	$0.99	4,382	$3.39	920
Executive Benefit VUL	$-	-	$1.93	26,939	$1.03	979,919	$-	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$2.55	145,032	$1.91	2,120,138	$0.95	3,634,658	$2.87	441,372
Unit value (years 16+)	$2.68	129,286	$2.00	3,155,786	$1.00	6,868,954	$3.02	604,627
Phoenix Benefit Choice VULSM	$-	-	$1.44	19,466	$1.03	2,058	$-	-
Phoenix Joint Edge® VUL	$-	-	$-	-	$1.03	6,545	$2.34	3,687
The Phoenix Edge®	$2.65	3,234	$1.78	26,566	$0.98	49,559	$3.09	10,275
The Phoenix Edge® – SPVL	$2.81	1,723	$1.98	233,610	$1.03	513,503	$3.46	107,453
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$36,920,796		$13,935,781		$13,633,645		$8,532,446
Total assets	$36,920,796		$13,935,781		$13,633,645		$8,532,446
Total net assets	$36,920,796		$13,935,781		$13,633,645		$8,532,446
Units outstanding	9,899,030		4,116,730		5,564,112		5,111,839
Investment shares held	998,939		285,745		173,236		655,334
Investments at cost	$29,430,946		$6,428,354		$8,909,186		$8,413,706
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$4.66	289,792	$4.99	39,809	$3.08	125,175	$-	-
Estate Edge® Unit value (years 1-15)	$3.50	86,834	$3.29	99,640	$2.29	154,697	$1.57	11,964
Unit value (years 16+)	$3.68	2,139,225	$3.45	508,933	$2.41	1,338,742	$1.65	1,172,819
Estate Strategies	$4.56	14,230	$-	-	$3.35	14,900	$-	-
Executive Benefit VUL	$4.95	182,300	$-	-	$-	-	$1.74	1,895,729
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$3.56	2,736,208	$3.29	2,545,549	$2.35	1,266,513	$1.57	1,146,772
Unit value (years 16+)	$3.73	4,273,316	$3.45	841,110	$2.47	2,541,938	$1.65	795,213
Phoenix Benefit Choice VULSM	$2.51	22,542	$3.55	5,873	$2.89	1,821	$1.68	11,266
Phoenix Joint Edge® VUL	$2.90	4,747	$4.21	5,024	$-	-	$1.69	5,087
The Phoenix Edge®	$4.22	58,403	$4.07	12,174	$2.91	33,060	$-	-
The Phoenix Edge® – SPVL	$4.91	91,433	$4.99	58,618	$3.10	87,266	$1.74	72,989
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
Assets:
Investments at fair value	$4,277,298		$14,013,957		$136,392		$1,216,876
Total assets	$4,277,298		$14,013,957		$136,392		$1,216,876
Total net assets	$4,277,298		$14,013,957		$136,392		$1,216,876
Units outstanding	2,090,006		4,054,274		70,924		475,183
Investment shares held	268,843		745,027		9,855		20,741
Investments at cost	$4,178,793		$13,656,152		$129,045		$1,060,531
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$2.22	12,525	$3.02	333,578	$-	-	$2.72	492
Estate Edge® Unit value (years 1-15)	$1.99	1,310	$3.44	22,857	$-	-	$2.43	1,698
Unit value (years 16+)	$2.08	446,699	$3.61	1,019,035	$1.95	2,502	$2.55	111,214
Executive Benefit VUL	$-	-	$3.02	72,732	$-	-	$-	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$1.99	850,294	$3.40	1,028,359	$1.86	23,515	$2.43	123,621
Unit value (years 16+)	$2.08	697,266	$3.57	1,414,632	$1.95	44,267	$2.55	127,930
Phoenix Benefit Choice VULSM	$1.92	1,190	$1.83	2,057	$-	-	$-	-
Phoenix Joint Edge® VUL	$2.05	21,708	$2.14	18,193	$-	-	$-	-
The Phoenix Edge®	$2.07	27,292	$3.25	13,068	$-	-	$-	-
The Phoenix Edge® – SPVL	$2.22	31,722	$3.12	129,763	$2.13	640	$2.72	110,228
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$2,311,209		$3,652,765		$7,128,560		$1,203,766
Total assets	$2,311,209		$3,652,765		$7,128,560		$1,203,766
Total net assets	$2,311,209		$3,652,765		$7,128,560		$1,203,766
Units outstanding	983,811		1,500,689		2,731,034		504,106
Investment shares held	55,094		159,579		106,159		34,443
Investments at cost	$2,067,852		$3,226,021		$5,252,928		$1,116,509
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$2.52	59,777	$2.66	2,317	$2.70	76,378	$2.54	50,389
Estate Edge® Unit value (years 1-15)	$-	-	$2.38	47,864	$2.54	141,974	$-	-
Unit value (years 16+)	$2.37	270,215	$2.50	277,072	$2.65	434,042	$2.39	89,584
Estate Strategies	$-	-	$-	-	$2.62	13,052	$-	-
Executive Benefit VUL	$-	-	$-	-	$2.70	253,834	$-	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$2.26	270,508	$2.38	824,956	$2.54	908,835	$2.28	100,350
Unit value (years 16+)	$2.37	383,311	$2.50	302,859	$2.65	852,560	$2.39	249,200
Phoenix Benefit Choice VULSM	$-	-	$2.67	5,080	$2.70	881	$-	-
Phoenix Joint Edge® VUL	$-	-	$2.97	2,805	$-	-	$-	-
The Phoenix Edge®	$-	-	$2.48	3,844	$-	-	$-	-
The Phoenix Edge® – SPVL	$-	-	$2.66	33,892	$2.70	49,478	$2.54	14,583
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$2,603,734		$2,152,117		$824,271		$3,154,330
Total assets	$2,603,734		$2,152,117		$824,271		$3,154,330
Total net assets	$2,603,734		$2,152,117		$824,271		$3,154,330
Units outstanding	1,165,182		853,059		288,203		1,315,609
Investment shares held	149,468		176,693		100,154		261,120
Investments at cost	$2,559,492		$2,368,529		$1,032,305		$3,136,422
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$2.40	25,947	$2.75	17,996	$-	-	$2.59	96,785
Estate Edge® Unit value (years 1-15)	$2.15	1,238	$2.44	40,096	$2.77	22,286	$-	-
Unit value (years 16+)	$2.26	526,963	$2.56	252,480	$2.90	122,852	$2.41	366,599
Estate Strategies	$-	-	$2.59	2,814	$2.94	1,083	$2.44	9,508
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$2.15	269,964	$2.44	266,671	$2.77	79,471	$2.30	348,444
Unit value (years 16+)	$2.26	327,337	$2.56	256,902	$2.90	56,636	$2.41	473,824
Phoenix Benefit Choice VULSM	$-	-	$-	-	$-	-	$2.17	8,790
The Phoenix Edge®	$2.24	9,905	$-	-	$-	-	$-	-
The Phoenix Edge® – SPVL	$2.40	3,828	$2.75	16,100	$3.11	5,875	$2.59	11,659
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$13,735,734		$4,697,393		$3,134,876		$9,111,732
Total assets	$13,735,734		$4,697,393		$3,134,876		$9,111,732
Total net assets	$13,735,734		$4,697,393		$3,134,876		$9,111,732
Units outstanding	5,857,655		2,157,760		1,631,806		5,500,926
Investment shares held	397,331		197,868		256,327		857,171
Investments at cost	$12,367,015		$4,389,835		$2,756,338		$9,125,947
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$2.55	209,995	$2.37	74,826	$2.01	119,541	$-	-
Estate Edge® Unit value (years 1-15)	$2.26	122,577	$2.10	96,580	$-	-	$-	-
Unit value (years 16+)	$2.37	1,368,258	$2.21	603,953	$1.96	404,715	$1.68	2,375,044
Estate Strategies	$2.40	8,331	$-	-	$-	-	$-	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$2.26	2,023,345	$2.10	729,904	$1.87	801,130	$1.60	1,937,342
Unit value (years 16+)	$2.37	1,903,896	$2.21	560,760	$1.96	297,400	$1.68	1,144,995
Phoenix Benefit Choice VULSM	$1.99	15,795	$1.93	1,211	$-	-	$-	-
Phoenix Joint Edge® VUL	$-	-	$2.28	2,035	$-	-	$-	-
The Phoenix Edge®	$2.37	7,274	$2.20	7,391	$-	-	$-	-
The Phoenix Edge® – SPVL	$2.55	198,184	$2.37	81,100	$2.01	9,020	$1.73	43,545
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$7,646,779		$1,972,469		$737,506		$1,787,778
Total assets	$7,646,779		$1,972,469		$737,506		$1,787,778
Total net assets	$7,646,779		$1,972,469		$737,506		$1,787,778
Units outstanding	4,203,144		1,359,016		483,226		2,981,382
Investment shares held	700,896		188,033		27,174		275,466
Investments at cost	$7,257,628		$2,038,033		$661,998		$3,561,149
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$1.91	165,733	$1.52	31,222	$-	-	$0.66	38,377
Estate Edge® Unit value (years 1-15)	$1.77	192,864	$1.41	101,472	$-	-	$0.59	65,594
Unit value (years 16+)	$1.86	909,753	$1.48	228,058	$1.54	86,403	$0.62	636,175
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$1.77	1,875,307	$1.41	571,721	$1.51	231,425	$0.59	1,694,487
Unit value (years 16+)	$1.86	1,046,574	$1.48	402,348	$1.54	139,444	$0.62	484,776
Phoenix Benefit Choice VULSM	$-	-	$-	-	$1.56	1,705	$0.57	13,447
Phoenix Joint Edge® VUL	$-	-	$-	-	$1.56	2,806	$0.46	13,149
The Phoenix Edge®	$-	-	$-	-	$1.53	16,988	$-	-
The Phoenix Edge® – SPVL	$1.91	12,913	$1.52	24,195	$1.56	4,455	$0.66	35,377
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
Assets:
Investments at fair value	$1,402,080		$6,447,296		$20,528		$209,347
Total assets	$1,402,080		$6,447,296		$20,528		$209,347
Total net assets	$1,402,080		$6,447,296		$20,528		$209,347
Units outstanding	884,560		3,526,463		74,353		43,008
Investment shares held	110,924		585,055		241		1,543
Investments at cost	$1,434,103		$6,376,770		$52,463		$80,844
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$1.70	26,651	$1.96	165,982	$0.30	15,999	$-	-
Estate Edge® Unit value (years 1-15)	$1.52	1,486	$-	-	$-	-	$-	-
Unit value (years 16+)	$1.60	334,938	$1.84	1,367,008	$0.27	12,879	$-	-
Executive Benefit VUL	$-	-	$1.96	26,837	$-	-	$-	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$1.52	183,334	$1.75	813,251	$0.26	21,501	$4.79	29,352
Unit value (years 16+)	$1.60	327,081	$1.84	1,073,395	$0.27	23,974	$5.03	13,656
Phoenix Benefit Choice VULSM	$1.52	11,070	$1.75	4,282	$-	-	$-	-
The Phoenix Edge® – SPVL	$-	-	$1.96	75,708	$-	-	$-	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	SA AB Growth Portfolio		SA BlackRock Multi-Asset Income Portfolio – Class 1		SA Wellington Capital Appreciation Portfolio – Class 1		SA Wellington Government and Quality Bond Portfolio – Class 1
Assets:
Investments at fair value	$2,749,212		$933,287		$4,087,224		$244,856
Total assets	$2,749,212		$933,287		$4,087,224		$244,856
Total net assets	$2,749,212		$933,287		$4,087,224		$244,856
Units outstanding	2,265,251		12,758		9,720		3,633
Investment shares held	54,505		138,470		93,744		15,910
Investments at cost	$2,324,534		$1,420,001		$3,290,323		$228,778
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
ICAP+	$1.21	2,153,653	$73.22	11,982	$419.88	9,430	$-	-
RSVP Variable Life	$1.21	111,598	$72.08	776	$440.55	290	$67.40	3,633
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	SA Wellington Multi-Asset Income Portfolio – Class 1		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$1,087,381		$4,353,367		$7,813,363		$7,054,489
Total assets	$1,087,381		$4,353,367		$7,813,363		$7,054,489
Total net assets	$1,087,381		$4,353,367		$7,813,363		$7,054,489
Units outstanding	11,660		1,046,580		3,899,789		2,576,479
Investment shares held	128,229		406,477		560,902		647,201
Investments at cost	$1,186,703		$3,793,969		$8,027,092		$8,038,428
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$-	-	$4.39	57,067	$1.98	121,286	$2.33	62,513
Estate Edge® Unit value (years 1-15)	$-	-	$-	-	$1.86	4,299	$2.75	4,817
Unit value (years 16+)	$-	-	$4.23	357,472	$1.95	1,577,305	$2.88	459,187
Estate Strategies	$-	-	$-	-	$1.92	7,890	$2.16	4,171
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$-	-	$4.02	289,833	$1.99	802,439	$2.69	796,407
Unit value (years 16+)	$-	-	$4.22	328,742	$2.09	1,331,835	$2.82	1,083,928
ICAP+	$93.13	11,154	$-	-	$-	-	$-	-
Phoenix Benefit Choice VULSM	$-	-	$1.19	6,901	$1.17	12,928	$1.39	5,867
Phoenix Joint Edge® VUL	$-	-	$-	-	$1.32	7,270	$1.64	23,594
The Phoenix Edge®	$-	-	$4.13	1,963	$-	-	$2.12	6,835
The Phoenix Edge® – SPVL	$-	-	$4.39	4,602	$1.98	34,537	$2.31	129,160
RSVP Variable Life	$96.08	506	$-	-	$-	-	$-	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
Assets:
Investments at fair value	$1,534,248		$1,417,769		$6,529,905		$2,977,382
Total assets	$1,534,248		$1,417,769		$6,529,905		$2,977,382
Total net assets	$1,534,248		$1,417,769		$6,529,905		$2,977,382
Units outstanding	734,331		918,751		2,530,690		1,134,910
Investment shares held	128,389		141,494		709,002		217,486
Investments at cost	$1,547,295		$1,425,704		$7,797,457		$2,968,498
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$-	-	$-	-	$2.78	57,707	$2.80	52,554
Estate Edge® Unit value (years 1-15)	$-	-	$1.51	15,560	$2.52	42,772	$2.54	8,969
Unit value (years 16+)	$2.11	319,439	$1.59	102,006	$2.64	432,873	$2.66	296,284
Estate Strategies	$-	-	$-	-	$2.65	12,798	$-	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$2.01	172,087	$1.51	560,507	$2.52	1,438,657	$2.54	430,072
Unit value (years 16+)	$2.11	242,805	$1.59	193,356	$2.64	459,004	$2.66	319,438
Phoenix Benefit Choice VULSM	$-	-	$1.64	15,611	$2.75	12,860	$2.78	1,642
Phoenix Joint Edge® VUL	$-	-	$1.62	4,979	$2.93	12,775	$3.08	1,744
The Phoenix Edge® – SPVL	$-	-	$1.67	26,732	$2.78	61,244	$2.80	24,207
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$31,173,672		$19,509,029		$128,214,291		$49,114,198
Total assets	$31,173,672		$19,509,029		$128,214,291		$49,114,198
Total net assets	$31,173,672		$19,509,029		$128,214,291		$49,114,198
Units outstanding	7,424,586		1,884,183		12,839,953		5,306,317
Investment shares held	2,628,471		1,052,267		3,722,831		1,560,171
Investments at cost	$38,508,152		$23,446,828		$70,042,263		$32,651,012
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$2.08	267,006	$7.58	84,838	$2.75	181,492	$10.24	126,862
Estate Edge® Unit value (years 1-15)	$4.26	82,301	$10.40	21,288	$10.03	4,810	$8.91	33,747
Unit value (years 16+)	$4.47	1,130,161	$10.92	466,671	$10.52	1,305,586	$9.35	1,350,890
Estate Strategies	$2.27	4,190	$6.57	6,903	$-	-	$9.55	3,071
Executive Benefit VUL	$-	-	$7.08	31,237	$-	-	$-	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$4.26	3,677,166	$10.40	599,466	$10.03	6,717,083	$8.91	1,220,895
Unit value (years 16+)	$4.47	2,014,477	$10.91	606,166	$10.52	4,260,415	$9.35	2,541,198
Phoenix Benefit Choice VULSM	$1.14	44,014	$2.32	16,278	$2.69	6,850	$4.03	10,035
Phoenix Joint Edge® VUL	$1.23	19,409	$2.52	4,869	$-	-	$-	-
The Phoenix Edge®	$4.66	30,142	$11.18	10,242	$11.06	113,855	$9.39	1,494
The Phoenix Edge® – SPVL	$2.00	155,720	$7.47	36,225	$1.88	249,862	$10.24	18,125
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$26,493,221		$26,373,534		$46,818,160		$33,927,883
Total assets	$26,493,221		$26,373,534		$46,818,160		$33,927,883
Total net assets	$26,493,221		$26,373,534		$46,818,160		$33,927,883
Units outstanding	5,492,207		4,088,138		15,545,693		3,694,048
Investment shares held	1,678,911		2,841,976		3,560,316		2,462,110
Investments at cost	$25,412,520		$26,764,430		$49,924,516		$34,028,362
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$4.81	182,803	$3.13	316,513	$2.78	438,251	$2.94	27,442
Estate Edge® Unit value (years 1-15)	$4.43	65,416	$6.70	25,075	$2.81	141,789	$9.22	4,513
Unit value (years 16+)	$4.65	1,433,388	$7.03	1,228,902	$2.95	4,527,529	$9.68	611,110
Estate Strategies	$4.40	7,786	$2.91	8,398	$2.58	8,791	$-	-
Executive Benefit VUL	$4.74	22,803	$-	-	$-	-	$2.94	55,532
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$4.80	1,685,692	$6.70	1,159,431	$2.95	2,876,050	$9.22	2,063,978
Unit value (years 16+)	$5.03	1,949,298	$7.03	1,073,594	$3.09	7,317,787	$9.68	802,899
Phoenix Benefit Choice VULSM	$2.22	21,714	$2.01	9,150	$-	-	$2.10	14,875
Phoenix Joint Edge® VUL	$2.51	3,392	$2.05	11,735	$2.35	5,995	$-	-
The Phoenix Edge®	$4.32	4,701	$7.99	73,689	$2.91	31,631	$10.24	76,090
The Phoenix Edge® – SPVL	$4.74	115,214	$3.27	181,651	$3.07	197,870	$2.92	37,609
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019
(Continued)
	Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$24,269,660		$9,236,716		$44,286,916
Total assets	$24,269,660		$9,236,716		$44,286,916
Total net assets	$24,269,660		$9,236,716		$44,286,916
Units outstanding	3,403,766		1,474,117		5,192,800
Investment shares held	933,448		505,015		1,989,529
Investments at cost	$24,906,352		$10,458,556		$53,446,463
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$4.23	59,617	$5.36	122,308	$6.32	75,138
Estate Edge® Unit value (years 1-15)	$7.07	8,071	$5.51	40,886	$8.30	5,040
Unit value (years 16+)	$7.42	528,241	$5.78	301,118	$8.71	919,728
Estate Strategies	$4.46	734	$4.98	5,857	$5.05	641
Executive Benefit VUL	$4.81	47,809	$5.57	228,683	$5.44	39,838
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$7.08	1,240,663	$6.93	263,967	$8.31	1,277,606
Unit value (years 16+)	$7.42	1,419,291	$7.28	401,559	$8.72	2,693,172
Phoenix Benefit Choice VULSM	$1.71	10,788	$-	-	$3.03	1,860
Phoenix Joint Edge® VUL	$2.04	2,976	$2.67	1,798	$-	-
The Phoenix Edge®	$7.57	28,778	$4.89	49,771	$8.76	123,295
The Phoenix Edge® – SPVL	$4.37	56,798	$5.37	58,170	$6.29	56,482
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
	Alger Capital Appreciation Portfolio – Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:
Dividends	$-	$9,345	$36,542	$661,414
Expenses:
Mortality and expense fees	24,207	13,548	13,816	101,394
Administrative fees	-	-	-	-
Net investment income (loss)	(24,207)	(4,203)	22,726	560,020
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	120,260	454	19,610	2,397,769
Realized gain distributions	851,999	179,426	219,062	1,619,547
Realized gain (loss)	972,259	179,880	238,672	4,017,316
Change in unrealized appreciation (depreciation) during the year	1,113,170	106,317	419,419	3,573,201
Net increase (decrease) in net assets from operations	$2,061,222	$281,994	$680,817	$8,150,537

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$13,305	$340,163	$346,279	$305,509
Expenses:
Mortality and expense fees	4,722	58,031	69,809	17,977
Administrative fees	-	-	-	-
Net investment income (loss)	8,583	282,132	276,470	287,532
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,697)	(30,472)	-	(60,554)
Realized gain distributions	109,538	-	-	-
Realized gain (loss)	106,841	(30,472)	-	(60,554)
Change in unrealized appreciation (depreciation) during the year	149,879	512,832	0	436,314
Net increase (decrease) in net assets from operations	$265,303	$764,492	$276,470	$663,292

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio –Service Class
Income:
Dividends	$126,456	$6,903	$20,854	$224,088
Expenses:
Mortality and expense fees	138,174	73,308	49,247	22,143
Administrative fees	-	-	-	-
Net investment income (loss)	(11,718)	(66,405)	(28,393)	201,945
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	563,794	197,519	309,259	32,518
Realized gain distributions	4,140,619	986,380	782,401	-
Realized gain (loss)	4,704,413	1,183,899	1,091,660	32,518
Change in unrealized appreciation (depreciation) during the year	4,799,310	2,892,262	2,560,179	554,728
Net increase (decrease) in net assets from operations	$9,492,005	$4,009,756	$3,623,446	$789,191

	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
Income:
Dividends	$223,404	$248,925	$830	$-
Expenses:
Mortality and expense fees	20,159	49,641	630	3,884
Administrative fees	-	-	-	-
Net investment income (loss)	203,245	199,284	200	(3,884)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(3,202)	77,172	5,474	12,867
Realized gain distributions	67,521	1,331,011	-	117,200
Realized gain (loss)	64,319	1,408,183	5,474	130,067
Change in unrealized appreciation (depreciation) during the year	308,858	1,089,101	1,051	219,088
Net increase (decrease) in net assets from operations	$576,422	$2,696,568	$6,725	$345,271

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:
Dividends	$13,618	$-	$-	$10,618
Expenses:
Mortality and expense fees	8,199	18,794	28,868	4,303
Administrative fees	-	-	-	-
Net investment income (loss)	5,419	(18,794)	(28,868)	6,315
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	10,284	(13,793)	219,851	33,167
Realized gain distributions	307,535	318,754	921,666	129,039
Realized gain (loss)	317,819	304,961	1,141,517	162,206
Change in unrealized appreciation (depreciation) during the year	241,228	475,981	836,671	113,359
Net increase (decrease) in net assets from operations	$564,466	$762,148	$1,949,320	$281,880

	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$56,597	$10,387	$-	$120,531
Expenses:
Mortality and expense fees	8,989	8,911	3,711	11,724
Administrative fees	-	-	-	-
Net investment income (loss)	47,608	1,476	(3,711)	108,807
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	9,780	(529)	(25,881)	14,996
Realized gain distributions	176,407	227,793	15,362	-
Realized gain (loss)	186,187	227,264	(10,519)	14,996
Change in unrealized appreciation (depreciation) during the year	185,920	215,736	227,522	253,028
Net increase (decrease) in net assets from operations	$419,715	$444,476	$213,292	$376,831

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$216,629	$41,460	$45,732	$175,484
Expenses:
Mortality and expense fees	57,591	20,428	14,311	37,874
Administrative fees	-	-	-	-
Net investment income (loss)	159,038	21,032	31,421	137,610
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	115,221	(5,174)	5,095	31,005
Realized gain distributions	876,228	77,639	104,917	175,492
Realized gain (loss)	991,449	72,465	110,012	206,497
Change in unrealized appreciation (depreciation) during the year	1,340,649	795,420	416,554	912,062
Net increase (decrease) in net assets from operations	$2,491,136	$888,917	$557,987	$1,256,169

	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$129,243	$39,458	$8,928	$-
Expenses:
Mortality and expense fees	37,642	9,761	6,294	3,092
Administrative fees	-	-	-	-
Net investment income (loss)	91,601	29,697	2,634	(3,092)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	42,069	(1,592)	(1,453,724)	1,108
Realized gain distributions	332,323	43,952	1,080,519	49,714
Realized gain (loss)	374,392	42,360	(373,205)	50,822
Change in unrealized appreciation (depreciation) during the year	792,186	152,791	912,827	97,741
Net increase (decrease) in net assets from operations	$1,258,179	$224,848	$542,256	$145,471

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund
Income:
Dividends	$71,859	$21,993	$183,947	$-
Expenses:
Mortality and expense fees	9,415	4,903	22,212	75
Administrative fees	-	-	-	-
Net investment income (loss)	62,444	17,090	161,735	(75)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(61,579)	(1,968)	5,076	(766)
Realized gain distributions	-	-	-	-
Realized gain (loss)	(61,579)	(1,968)	5,076	(766)
Change in unrealized appreciation (depreciation) during the year	165,902	93,467	309,135	(2,481)
Net increase (decrease) in net assets from operations	$166,767	$108,589	$475,946	$(3,322)

	Rydex VT Nova Fund	SA AB Growth Portfolio	SA BlackRock Multi-Asset Income Portfolio – Class 1	SA Wellington Capital Appreciation Portfolio – Class 1
Income:
Dividends	$2,071	$20	$-	$-
Expenses:
Mortality and expense fees	1,160	6,640	3,323	10,223
Administrative fees	-	4,723	2,396	7,589
Net investment income (loss)	911	(11,343)	(5,719)	(17,812)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,598	(3,768)	(152,420)	(10,699)
Realized gain distributions	-	158,840	-	653,015
Realized gain (loss)	2,598	155,072	(152,420)	642,316
Change in unrealized appreciation (depreciation) during the year	62,346	568,306	319,921	362,344
Net increase (decrease) in net assets from operations	$65,855	$712,035	$161,782	$986,848

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	SA Wellington Government and Quality Bond Portfolio – Class 1	SA Wellington Multi-Asset Income Portfolio Portfolio – Class 1	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$7,326	$1,235	$40,318	$127,459
Expenses:
Mortality and expense fees	730	4,208	15,421	27,254
Administrative fees	584	3,141	-	-
Net investment income (loss)	6,012	(6,114)	24,897	100,205
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,578	(26,884)	29,616	(7,404)
Realized gain distributions	-	25	-	76,079
Realized gain (loss)	1,578	(26,859)	29,616	68,675
Change in unrealized appreciation (depreciation) during the year	13,077	313,498	887,779	665,457
Net increase (decrease) in net assets from operations	$20,667	$280,525	$942,292	$834,337

	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund
Income:
Dividends	$189,506	$19,921	$18,336	$34,006
Expenses:
Mortality and expense fees	27,928	4,717	8,056	33,361
Administrative fees	-	-	-	-
Net investment income (loss)	161,578	15,204	10,280	645
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,435	13,245	3,858	42,800
Realized gain distributions	1,301,820	193	-	70,625
Realized gain (loss)	1,313,255	13,438	3,858	113,425
Change in unrealized appreciation (depreciation) during the year	(516,654)	190,188	116,685	1,383,490
Net increase (decrease) in net assets from operations	$958,179	$218,830	$130,823	$1,497,560

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares
Income:
Dividends	$730	$255,007	$321,167	$-
Expenses:
Mortality and expense fees	12,682	162,502	81,585	657,132
Administrative fees	-	-	-	-
Net investment income (loss)	(11,952)	92,505	239,582	(657,132)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,119	(177,998)	156,501	1,659,146
Realized gain distributions	327,562	-	1,918,134	4,840,476
Realized gain (loss)	338,681	(177,998)	2,074,635	6,499,622
Change in unrealized appreciation (depreciation) during the year	221,465	5,064,706	2,143,340	32,514,189
Net increase (decrease) in net assets from operations	$548,194	$4,979,213	$4,457,557	$38,356,679

	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares
Income:
Dividends	$-	$242,830	$958,826	$532,948
Expenses:
Mortality and expense fees	177,174	107,504	109,702	155,313
Administrative fees	-	-	-	-
Net investment income (loss)	(177,174)	135,326	849,124	377,635
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	910,947	233,614	36,680	(4,727)
Realized gain distributions	6,989,334	369,845	-	-
Realized gain (loss)	7,900,281	603,459	36,680	(4,727)
Change in unrealized appreciation (depreciation) during the year	6,609,910	4,680,538	1,621,921	10,517,808
Net increase (decrease) in net assets from operations	$14,333,017	$5,419,323	$2,507,725	$10,890,716

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2019
(Continued)
	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$403,446	$184,527	$6,322	$108,648
Expenses:
Mortality and expense fees	186,256	100,822	28,690	161,497
Administrative fees	-	-	-	-
Net investment income (loss)	217,190	83,705	(22,368)	(52,849)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	160,793	(40,389)	33,354	5,787
Realized gain distributions	445,062	2,071,338	1,160,238	7,351,226
Realized gain (loss)	605,855	2,030,949	1,193,592	7,357,013
Change in unrealized appreciation (depreciation) during the year	6,454,228	3,689,536	996,417	3,650,030
Net increase (decrease) in net assets from operations	$7,277,273	$5,804,190	$2,167,641	$10,954,194
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,207)	$(19,924)	$(4,203)	$-
Realized gains (losses)	972,259	1,612,148	179,880	-
Unrealized appreciation (depreciation) during the year	1,113,170	(1,570,184)	106,317	-
Net increase (decrease) in net assets from operations	2,061,222	22,040	281,994	-
Contract transactions:
Payments received from contract owners	308,202	248,845	151,098	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(114,163)	(39,303)	3,332,289	-
Transfers for contract benefits and terminations	(513,040)	(620,803)	(126,835)	-
Contract maintenance charges	(361,881)	(346,915)	(131,415)	-
Net increase (decrease) in net assets resulting from contract transactions	(680,882)	(758,176)	3,225,137	-
Total increase (decrease) in net assets	1,380,340	(736,136)	3,507,131	-
Net assets at beginning of period	6,445,797	7,181,933	-	-
Net assets at end of period	$7,826,137	$6,445,797	$3,507,131	$-

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,726	$24,467	$560,020	$447,106
Realized gains (losses)	238,672	81,708	4,017,316	3,834,554
Unrealized appreciation (depreciation) during the year	419,419	(459,094)	3,573,201	(5,625,856)
Net increase (decrease) in net assets from operations	680,817	(352,919)	8,150,537	(1,344,196)
Contract transactions:
Payments received from contract owners	122,206	311,916	1,361,359	1,111,201
Transfers between Investment Options (including Guaranteed Interest Account), net	115,913	(85,085)	(7,710,587)	390,288
Transfers for contract benefits and terminations	(146,424)	(615,750)	(1,086,465)	(2,363,278)
Contract maintenance charges	(165,131)	(196,381)	(1,351,818)	(1,400,682)
Net increase (decrease) in net assets resulting from contract transactions	(73,436)	(585,300)	(8,787,511)	(2,262,471)
Total increase (decrease) in net assets	607,381	(938,219)	(636,974)	(3,606,667)
Net assets at beginning of period	2,718,790	3,657,009	28,939,784	32,546,451
Net assets at end of period	$3,326,171	$2,718,790	$28,302,810	$28,939,784

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,583	$8,984	$282,132	$288,193
Realized gains (losses)	106,841	119,505	(30,472)	(99,208)
Unrealized appreciation (depreciation) during the year	149,879	(272,864)	512,832	(185,457)
Net increase (decrease) in net assets from operations	265,303	(144,375)	764,492	3,528
Contract transactions:
Payments received from contract owners	45,966	50,719	1,019,717	1,136,104
Transfers between Investment Options (including Guaranteed Interest Account), net	(23,903)	(81,019)	570,388	512,531
Transfers for contract benefits and terminations	(59,178)	(269,388)	(1,020,781)	(1,093,746)
Contract maintenance charges	(46,087)	(56,221)	(930,203)	(937,783)
Net increase (decrease) in net assets resulting from contract transactions	(83,202)	(355,909)	(360,879)	(382,894)
Total increase (decrease) in net assets	182,101	(500,284)	403,613	(379,366)
Net assets at beginning of period	1,112,645	1,612,929	13,937,503	14,316,869
Net assets at end of period	$1,294,746	$1,112,645	$14,341,116	$13,937,503

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$276,470	$200,089	$287,532	$420,504
Realized gains (losses)	-	-	(60,554)	(65,635)
Unrealized appreciation (depreciation) during the year	-	-	436,314	(545,952)
Net increase (decrease) in net assets from operations	276,470	200,089	663,292	(191,083)
Contract transactions:
Payments received from contract owners	2,505,726	3,191,319	301,187	283,829
Transfers between Investment Options (including Guaranteed Interest Account), net	8,126,741	1,886,533	(74,944)	28,399
Transfers for contract benefits and terminations	(10,449,047)	(2,732,821)	(564,339)	(537,517)
Contract maintenance charges	(2,914,883)	(3,237,715)	(359,943)	(374,913)
Net increase (decrease) in net assets resulting from contract transactions	(2,731,463)	(892,684)	(698,039)	(600,202)
Total increase (decrease) in net assets	(2,454,993)	(692,595)	(34,747)	(791,285)
Net assets at beginning of period	22,601,531	23,294,126	5,067,294	5,858,579
Net assets at end of period	$20,146,538	$22,601,531	$5,032,547	$5,067,294

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,718)	$72,580	$(66,405)	$(53,150)
Realized gains (losses)	4,704,413	4,080,917	1,183,899	827,306
Unrealized appreciation (depreciation) during the year	4,799,310	(6,418,167)	2,892,262	380,085
Net increase (decrease) in net assets from operations	9,492,005	(2,264,670)	4,009,756	1,154,241
Contract transactions:
Payments received from contract owners	1,429,931	1,636,668	620,382	673,297
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,814,678)	(731,686)	706,428	(59,782)
Transfers for contract benefits and terminations	(2,763,523)	(2,330,023)	(796,779)	(857,058)
Contract maintenance charges	(1,842,773)	(1,851,598)	(760,712)	(705,599)
Net increase (decrease) in net assets resulting from contract transactions	(4,991,043)	(3,276,639)	(230,681)	(949,142)
Total increase (decrease) in net assets	4,500,962	(5,541,309)	3,779,075	205,099
Net assets at beginning of period	32,419,834	37,961,143	10,156,706	9,951,607
Net assets at end of period	$36,920,796	$32,419,834	$13,935,781	$10,156,706

	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,393)	$(33,087)	$201,945	$187,223
Realized gains (losses)	1,091,660	2,077,334	32,518	43,268
Unrealized appreciation (depreciation) during the year	2,560,179	(2,054,283)	554,728	(315,250)
Net increase (decrease) in net assets from operations	3,623,446	(10,036)	789,191	(84,759)
Contract transactions:
Payments received from contract owners	480,198	668,855	282,798	303,275
Transfers between Investment Options (including Guaranteed Interest Account), net	(209,508)	73,606	(279,137)	259,767
Transfers for contract benefits and terminations	(709,779)	(1,003,039)	(314,759)	(581,813)
Contract maintenance charges	(659,878)	(639,324)	(499,062)	(457,299)
Net increase (decrease) in net assets resulting from contract transactions	(1,098,967)	(899,902)	(810,160)	(476,070)
Total increase (decrease) in net assets	2,524,479	(909,938)	(20,969)	(560,829)
Net assets at beginning of period	11,109,166	12,019,104	8,553,415	9,114,244
Net assets at end of period	$13,633,645	$11,109,166	$8,532,446	$8,553,415

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$203,245	$172,746	$199,284	$292,701
Realized gains (losses)	64,319	(34,749)	1,408,183	770,558
Unrealized appreciation (depreciation) during the year	308,858	(322,502)	1,089,101	(2,389,294)
Net increase (decrease) in net assets from operations	576,422	(184,505)	2,696,568	(1,326,035)
Contract transactions:
Payments received from contract owners	232,306	255,895	654,278	738,744
Transfers between Investment Options (including Guaranteed Interest Account), net	397,406	(91,944)	(284,751)	(471,940)
Transfers for contract benefits and terminations	(366,804)	(318,285)	(1,036,575)	(880,064)
Contract maintenance charges	(268,803)	(275,544)	(766,617)	(775,410)
Net increase (decrease) in net assets resulting from contract transactions	(5,895)	(429,878)	(1,433,665)	(1,388,670)
Total increase (decrease) in net assets	570,527	(614,383)	1,262,903	(2,714,705)
Net assets at beginning of period	3,706,771	4,321,154	12,751,054	15,465,759
Net assets at end of period	$4,277,298	$3,706,771	$14,013,957	$12,751,054

	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$200	$(980)	$(3,884)	$(4,121)
Realized gains (losses)	5,474	33,054	130,067	151,129
Unrealized appreciation (depreciation) during the year	1,051	(58,161)	219,088	(206,053)
Net increase (decrease) in net assets from operations	6,725	(26,087)	345,271	(59,045)
Contract transactions:
Payments received from contract owners	7,654	10,065	86,823	74,971
Transfers between Investment Options (including Guaranteed Interest Account), net	(6,846)	(458)	(23,840)	(604,812)
Transfers for contract benefits and terminations	(11,550)	(24,760)	(75,616)	(55,313)
Contract maintenance charges	(12,331)	(13,699)	(95,186)	(114,977)
Net increase (decrease) in net assets resulting from contract transactions	(23,073)	(28,852)	(107,819)	(700,131)
Total increase (decrease) in net assets	(16,348)	(54,939)	237,452	(759,176)
Net assets at beginning of period	152,740	207,679	979,424	1,738,600
Net assets at end of period	$136,392	$152,740	$1,216,876	$979,424

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,419	$8,090	$(18,794)	$(18,457)
Realized gains (losses)	317,819	154,590	304,961	483,720
Unrealized appreciation (depreciation) during the year	241,228	(474,949)	475,981	(839,495)
Net increase (decrease) in net assets from operations	564,466	(312,269)	762,148	(374,232)
Contract transactions:
Payments received from contract owners	129,321	98,234	232,904	285,597
Transfers between Investment Options (including Guaranteed Interest Account), net	60,785	(6,667)	37,108	(22,950)
Transfers for contract benefits and terminations	(165,764)	(264,384)	(202,295)	(200,440)
Contract maintenance charges	(107,380)	(112,461)	(262,290)	(311,045)
Net increase (decrease) in net assets resulting from contract transactions	(83,038)	(285,278)	(194,573)	(248,838)
Total increase (decrease) in net assets	481,428	(597,547)	567,575	(623,070)
Net assets at beginning of period	1,829,781	2,427,328	3,085,190	3,708,260
Net assets at end of period	$2,311,209	$1,829,781	$3,652,765	$3,085,190

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,868)	$(31,789)	$6,315	$5,521
Realized gains (losses)	1,141,517	595,280	162,206	114,338
Unrealized appreciation (depreciation) during the year	836,671	(776,791)	113,359	(227,183)
Net increase (decrease) in net assets from operations	1,949,320	(213,300)	281,880	(107,324)
Contract transactions:
Payments received from contract owners	273,349	415,354	58,465	62,147
Transfers between Investment Options (including Guaranteed Interest Account), net	(81,894)	106,842	(11,527)	514
Transfers for contract benefits and terminations	(242,227)	(583,121)	(85,407)	(95,793)
Contract maintenance charges	(298,261)	(307,561)	(66,154)	(67,774)
Net increase (decrease) in net assets resulting from contract transactions	(349,033)	(368,486)	(104,623)	(100,906)
Total increase (decrease) in net assets	1,600,287	(581,786)	177,257	(208,230)
Net assets at beginning of period	5,528,273	6,110,059	1,026,509	1,234,739
Net assets at end of period	$7,128,560	$5,528,273	$1,203,766	$1,026,509

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47,608	$29,381	$1,476	$960
Realized gains (losses)	186,187	121,914	227,264	302,527
Unrealized appreciation (depreciation) during the year	185,920	(342,442)	215,736	(550,064)
Net increase (decrease) in net assets from operations	419,715	(191,147)	444,476	(246,577)
Contract transactions:
Payments received from contract owners	93,767	89,665	71,934	84,153
Transfers between Investment Options (including Guaranteed Interest Account), net	325,490	336,174	(17,434)	(24,666)
Transfers for contract benefits and terminations	(120,427)	(69,843)	(101,520)	(37,063)
Contract maintenance charges	(172,538)	(155,568)	(90,713)	(102,678)
Net increase (decrease) in net assets resulting from contract transactions	126,292	200,428	(137,733)	(80,254)
Total increase (decrease) in net assets	546,007	9,281	306,743	(326,831)
Net assets at beginning of period	2,057,727	2,048,446	1,845,374	2,172,205
Net assets at end of period	$2,603,734	$2,057,727	$2,152,117	$1,845,374

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,711)	$(4,185)	$108,807	$123,182
Realized gains (losses)	(10,519)	56,466	14,996	88,842
Unrealized appreciation (depreciation) during the year	227,522	(174,258)	253,028	(351,151)
Net increase (decrease) in net assets from operations	213,292	(121,977)	376,831	(139,127)
Contract transactions:
Payments received from contract owners	44,439	54,269	194,056	177,986
Transfers between Investment Options (including Guaranteed Interest Account), net	(609)	(3,536)	64,072	(86,580)
Transfers for contract benefits and terminations	(163,332)	(56,401)	(220,837)	(107,246)
Contract maintenance charges	(40,722)	(41,548)	(237,332)	(251,662)
Net increase (decrease) in net assets resulting from contract transactions	(160,224)	(47,216)	(200,041)	(267,502)
Total increase (decrease) in net assets	53,068	(169,193)	176,790	(406,629)
Net assets at beginning of period	771,203	940,396	2,977,540	3,384,169
Net assets at end of period	$824,271	$771,203	$3,154,330	$2,977,540

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$159,038	$115,311	$21,032	$9,905
Realized gains (losses)	991,449	1,259,113	72,465	210,460
Unrealized appreciation (depreciation) during the year	1,340,649	(2,416,166)	795,420	(973,543)
Net increase (decrease) in net assets from operations	2,491,136	(1,041,742)	888,917	(753,178)
Contract transactions:
Payments received from contract owners	721,529	762,107	214,385	206,261
Transfers between Investment Options (including Guaranteed Interest Account), net	451,566	597,724	(14,567)	(149,271)
Transfers for contract benefits and terminations	(587,900)	(1,111,534)	(212,658)	(436,605)
Contract maintenance charges	(802,502)	(804,032)	(280,111)	(289,518)
Net increase (decrease) in net assets resulting from contract transactions	(217,307)	(555,735)	(292,951)	(669,133)
Total increase (decrease) in net assets	2,273,829	(1,597,477)	595,966	(1,422,311)
Net assets at beginning of period	11,461,905	13,059,382	4,101,427	5,523,738
Net assets at end of period	$13,735,734	$11,461,905	$4,697,393	$4,101,427

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,421	$24,464	$137,610	$126,130
Realized gains (losses)	110,012	225,764	206,497	718,570
Unrealized appreciation (depreciation) during the year	416,554	(530,699)	912,062	(1,404,283)
Net increase (decrease) in net assets from operations	557,987	(280,471)	1,256,169	(559,583)
Contract transactions:
Payments received from contract owners	259,471	258,630	320,539	468,057
Transfers between Investment Options (including Guaranteed Interest Account), net	(6,795)	(8,526)	147,891	1,702,072
Transfers for contract benefits and terminations	(73,905)	(62,882)	(277,993)	(469,172)
Contract maintenance charges	(189,076)	(186,992)	(399,206)	(355,062)
Net increase (decrease) in net assets resulting from contract transactions	(10,305)	230	(208,769)	1,345,895
Total increase (decrease) in net assets	547,682	(280,241)	1,047,400	786,312
Net assets at beginning of period	2,587,194	2,867,435	8,064,332	7,278,020
Net assets at end of period	$3,134,876	$2,587,194	$9,111,732	$8,064,332

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$91,601	$78,713	$29,697	$29,924
Realized gains (losses)	374,392	680,341	42,360	50,371
Unrealized appreciation (depreciation) during the year	792,186	(1,364,701)	152,791	(194,328)
Net increase (decrease) in net assets from operations	1,258,179	(605,647)	224,848	(114,033)
Contract transactions:
Payments received from contract owners	413,775	651,464	229,686	180,297
Transfers between Investment Options (including Guaranteed Interest Account), net	(47,913)	83,192	(5,411)	(28,262)
Transfers for contract benefits and terminations	(270,711)	(166,165)	(194,066)	(854,840)
Contract maintenance charges	(352,655)	(417,836)	(211,996)	(249,561)
Net increase (decrease) in net assets resulting from contract transactions	(257,504)	150,655	(181,787)	(952,366)
Total increase (decrease) in net assets	1,000,675	(454,992)	43,061	(1,066,399)
Net assets at beginning of period	6,646,104	7,101,096	1,929,408	2,995,807
Net assets at end of period	$7,646,779	$6,646,104	$1,972,469	$1,929,408

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,634	$(7,717)	$(3,092)	$(2,431)
Realized gains (losses)	(373,205)	330,902	50,822	28,591
Unrealized appreciation (depreciation) during the year	912,827	(563,402)	97,741	(73,813)
Net increase (decrease) in net assets from operations	542,256	(240,217)	145,471	(47,653)
Contract transactions:
Payments received from contract owners	86,432	259,572	45,745	50,314
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,329,168)	(107,990)	184,137	123,681
Transfers for contract benefits and terminations	(49,215)	(266,774)	(25,850)	(19,023)
Contract maintenance charges	(65,076)	(212,696)	(40,446)	(33,063)
Net increase (decrease) in net assets resulting from contract transactions	(3,357,027)	(327,888)	163,586	121,909
Total increase (decrease) in net assets	(2,814,771)	(568,105)	309,057	74,256
Net assets at beginning of period	2,814,771	3,382,876	428,449	354,193
Net assets at end of period	$-	$2,814,771	$737,506	$428,449

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,444	$25,642	$17,090	$30,909
Realized gains (losses)	(61,579)	(201,014)	(1,968)	(9,498)
Unrealized appreciation (depreciation) during the year	165,902	(91,978)	93,467	(69,248)
Net increase (decrease) in net assets from operations	166,767	(267,350)	108,589	(47,837)
Contract transactions:
Payments received from contract owners	168,274	185,110	64,272	71,187
Transfers between Investment Options (including Guaranteed Interest Account), net	129,870	(49,815)	(36,240)	(534,154)
Transfers for contract benefits and terminations	(79,394)	(194,467)	(57,735)	(106,681)
Contract maintenance charges	(124,114)	(136,914)	(101,193)	(124,157)
Net increase (decrease) in net assets resulting from contract transactions	94,636	(196,086)	(130,896)	(693,805)
Total increase (decrease) in net assets	261,403	(463,436)	(22,307)	(741,642)
Net assets at beginning of period	1,526,375	1,989,811	1,424,387	2,166,029
Net assets at end of period	$1,787,778	$1,526,375	$1,402,080	$1,424,387

	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$161,735	$134,993	$(75)	$(90)
Realized gains (losses)	5,076	82,906	(766)	(1,877)
Unrealized appreciation (depreciation) during the year	309,135	(285,212)	(2,481)	2,775
Net increase (decrease) in net assets from operations	475,946	(67,313)	(3,322)	808
Contract transactions:
Payments received from contract owners	436,309	449,212	2,216	3,399
Transfers between Investment Options (including Guaranteed Interest Account), net	301,353	290,565	(17)	(503)
Transfers for contract benefits and terminations	(268,686)	(287,878)	(710)	(101)
Contract maintenance charges	(732,340)	(608,602)	(1,827)	(2,695)
Net increase (decrease) in net assets resulting from contract transactions	(263,364)	(156,703)	(338)	100
Total increase (decrease) in net assets	212,582	(224,016)	(3,660)	908
Net assets at beginning of period	6,234,714	6,458,730	24,188	23,280
Net assets at end of period	$6,447,296	$6,234,714	$20,528	$24,188

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Rydex VT Nova Fund		SA AB Growth Portfolio
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$911	$(815)	$(11,343)	$(2,179)
Realized gains (losses)	2,598	12,029	155,072	(95)
Unrealized appreciation (depreciation) during the year	62,346	(29,633)	568,306	(143,626)
Net increase (decrease) in net assets from operations	65,855	(18,419)	712,035	(145,900)
Contract transactions:
Payments received from contract owners	6,816	6,701	92,251	1,591
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(11)	(1,539)	2,436,056
Transfers for contract benefits and terminations	(2,851)	(167)	(323,066)	-
Contract maintenance charges	(10,423)	(9,668)	(18,800)	(3,416)
Net increase (decrease) in net assets resulting from contract transactions	(6,458)	(3,145)	(251,154)	2,434,231
Total increase (decrease) in net assets	59,397	(21,564)	460,881	2,288,331
Net assets at beginning of period	149,950	171,514	2,288,331	-
Net assets at end of period	$209,347	$149,950	$2,749,212	$2,288,331

	SA BlackRock Multi-Asset Income Portfolio – Class 1		SA Wellington Capital Appreciation Portfolio – Class 1
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,719)	$62,673	$(17,812)	$(18,879)
Realized gains (losses)	(152,420)	5,525	642,316	546,143
Unrealized appreciation (depreciation) during the year	319,921	(125,099)	362,344	(558,591)
Net increase (decrease) in net assets from operations	161,782	(56,901)	986,848	(31,327)
Contract transactions:
Payments received from contract owners	-	-	116,740	2,502
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	-
Transfers for contract benefits and terminations	(518,366)	1	(633,313)	(220,423)
Contract maintenance charges	(15,195)	(9,501)	(26,328)	(25,173)
Net increase (decrease) in net assets resulting from contract transactions	(533,561)	(9,500)	(542,901)	(243,094)
Total increase (decrease) in net assets	(371,779)	(66,401)	443,947	(274,421)
Net assets at beginning of period	1,305,066	1,371,467	3,643,277	3,917,698
Net assets at end of period	$933,287	$1,305,066	$4,087,224	$3,643,277

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	SA Wellington Government and Quality Bond Portfolio – Class 1		SA Wellington Multi-Asset Income Portfolio – Class 1
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,012	$5,133	$(6,114)	$14,556
Realized gains (losses)	1,578	(206)	(26,859)	74,712
Unrealized appreciation (depreciation) during the year	13,077	(6,434)	313,498	(236,223)
Net increase (decrease) in net assets from operations	20,667	(1,507)	280,525	(146,955)
Contract transactions:
Payments received from contract owners	27,851	7	2,531	2,800
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(1)	(871,797)	-
Transfers for contract benefits and terminations	(108,561)	(3,837)	(28,885)	(4,507)
Contract maintenance charges	(7,488)	(7,845)	(8,346)	(14,958)
Net increase (decrease) in net assets resulting from contract transactions	(88,198)	(11,676)	(906,497)	(16,665)
Total increase (decrease) in net assets	(67,531)	(13,183)	(625,972)	(163,620)
Net assets at beginning of period	312,387	325,570	1,713,353	1,876,973
Net assets at end of period	$244,856	$312,387	$1,087,381	$1,713,353

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,897	$19,534	$100,205	$188,455
Realized gains (losses)	29,616	48,052	68,675	67,482
Unrealized appreciation (depreciation) during the year	887,779	(781,565)	665,457	(1,602,691)
Net increase (decrease) in net assets from operations	942,292	(713,979)	834,337	(1,346,754)
Contract transactions:
Payments received from contract owners	208,477	220,335	422,854	537,638
Transfers between Investment Options (including Guaranteed Interest Account), net	45,654	(46,754)	405,282	19,198
Transfers for contract benefits and terminations	(249,506)	(249,804)	(366,571)	(487,076)
Contract maintenance charges	(273,146)	(260,790)	(473,404)	(590,783)
Net increase (decrease) in net assets resulting from contract transactions	(268,521)	(337,013)	(11,839)	(521,023)
Total increase (decrease) in net assets	673,771	(1,050,992)	822,498	(1,867,777)
Net assets at beginning of period	3,679,596	4,730,588	6,990,865	8,858,642
Net assets at end of period	$4,353,367	$3,679,596	$7,813,363	$6,990,865

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$161,578	$126,047	$15,204	$5,884
Realized gains (losses)	1,313,255	826,885	13,438	254,507
Unrealized appreciation (depreciation) during the year	(516,654)	(2,173,682)	190,188	(319,250)
Net increase (decrease) in net assets from operations	958,179	(1,220,750)	218,830	(58,859)
Contract transactions:
Payments received from contract owners	483,210	475,469	38,475	41,240
Transfers between Investment Options (including Guaranteed Interest Account), net	(51,887)	173,153	660,478	24,624
Transfers for contract benefits and terminations	(635,763)	(607,995)	(154,710)	(7,893)
Contract maintenance charges	(481,143)	(549,322)	(69,186)	(56,432)
Net increase (decrease) in net assets resulting from contract transactions	(685,583)	(508,695)	475,057	1,539
Total increase (decrease) in net assets	272,596	(1,729,445)	693,887	(57,320)
Net assets at beginning of period	6,781,893	8,511,338	840,361	897,681
Net assets at end of period	$7,054,489	$6,781,893	$1,534,248	$840,361

	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,280	$25,301	$645	$46,438
Realized gains (losses)	3,858	(2,688)	113,425	3,638,695
Unrealized appreciation (depreciation) during the year	116,685	(58,443)	1,383,490	(4,183,211)
Net increase (decrease) in net assets from operations	130,823	(35,830)	1,497,560	(498,078)
Contract transactions:
Payments received from contract owners	120,635	129,194	459,001	617,919
Transfers between Investment Options (including Guaranteed Interest Account), net	(16,431)	55,781	(255,492)	(567,378)
Transfers for contract benefits and terminations	(68,774)	(131,960)	(304,911)	(728,896)
Contract maintenance charges	(109,314)	(114,701)	(413,736)	(517,748)
Net increase (decrease) in net assets resulting from contract transactions	(73,884)	(61,686)	(515,138)	(1,196,103)
Total increase (decrease) in net assets	56,939	(97,516)	982,422	(1,694,181)
Net assets at beginning of period	1,360,830	1,458,346	5,547,483	7,241,664
Net assets at end of period	$1,417,769	$1,360,830	$6,529,905	$5,547,483

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,952)	$(14,700)	$92,505	$835,664
Realized gains (losses)	338,681	473,409	(177,998)	(248,965)
Unrealized appreciation (depreciation) during the year	221,465	(686,460)	5,064,706	(6,656,573)
Net increase (decrease) in net assets from operations	548,194	(227,751)	4,979,213	(6,069,874)
Contract transactions:
Payments received from contract owners	131,464	143,736	2,191,403	2,400,987
Transfers between Investment Options (including Guaranteed Interest Account), net	(110,869)	(144,341)	(266,358)	(434,508)
Transfers for contract benefits and terminations	(88,253)	(208,462)	(2,231,985)	(2,579,084)
Contract maintenance charges	(196,960)	(212,513)	(2,057,781)	(2,337,924)
Net increase (decrease) in net assets resulting from contract transactions	(264,618)	(421,580)	(2,364,721)	(2,950,529)
Total increase (decrease) in net assets	283,576	(649,331)	2,614,492	(9,020,403)
Net assets at beginning of period	2,693,806	3,343,137	28,559,180	37,579,583
Net assets at end of period	$2,977,382	$2,693,806	$31,173,672	$28,559,180

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$239,582	$216,842	$(657,132)	$(665,352)
Realized gains (losses)	2,074,635	1,335,357	6,499,622	14,688,682
Unrealized appreciation (depreciation) during the year	2,143,340	(2,873,658)	32,514,189	(21,891,984)
Net increase (decrease) in net assets from operations	4,457,557	(1,321,459)	38,356,679	(7,868,654)
Contract transactions:
Payments received from contract owners	759,184	959,334	6,347,845	7,171,217
Transfers between Investment Options (including Guaranteed Interest Account), net	(340,786)	(241,954)	(1,355,270)	(405,176)
Transfers for contract benefits and terminations	(1,345,061)	(1,725,074)	(8,646,701)	(8,014,192)
Contract maintenance charges	(1,045,117)	(997,435)	(7,682,079)	(8,144,345)
Net increase (decrease) in net assets resulting from contract transactions	(1,971,780)	(2,005,129)	(11,336,205)	(9,392,496)
Total increase (decrease) in net assets	2,485,777	(3,326,588)	27,020,474	(17,261,150)
Net assets at beginning of period	17,023,252	20,349,840	101,193,817	118,454,967
Net assets at end of period	$19,509,029	$17,023,252	$128,214,291	$101,193,817

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(177,174)	$(174,591)	$135,326	$127,625
Realized gains (losses)	7,900,281	8,402,409	603,459	2,937,607
Unrealized appreciation (depreciation) during the year	6,609,910	(3,522,108)	4,680,538	(7,612,844)
Net increase (decrease) in net assets from operations	14,333,017	4,705,710	5,419,323	(4,547,612)
Contract transactions:
Payments received from contract owners	1,162,739	1,346,819	1,338,660	1,529,272
Transfers between Investment Options (including Guaranteed Interest Account), net	(919,863)	(15,616)	(280,716)	(649,027)
Transfers for contract benefits and terminations	(3,560,593)	(3,684,689)	(1,547,964)	(2,526,680)
Contract maintenance charges	(2,131,828)	(2,102,849)	(1,516,802)	(1,615,328)
Net increase (decrease) in net assets resulting from contract transactions	(5,449,545)	(4,456,335)	(2,006,822)	(3,261,763)
Total increase (decrease) in net assets	8,883,472	249,375	3,412,501	(7,809,375)
Net assets at beginning of period	40,230,726	39,981,351	23,080,720	30,890,095
Net assets at end of period	$49,114,198	$40,230,726	$26,493,221	$23,080,720

	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$849,124	$951,119	$377,635	$306,607
Realized gains (losses)	36,680	(44,827)	(4,727)	(110,061)
Unrealized appreciation (depreciation) during the year	1,621,921	(1,756,427)	10,517,808	(6,449,279)
Net increase (decrease) in net assets from operations	2,507,725	(850,135)	10,890,716	(6,252,733)
Contract transactions:
Payments received from contract owners	1,511,377	1,575,052	2,383,228	2,553,344
Transfers between Investment Options (including Guaranteed Interest Account), net	227,738	(553,553)	(994,274)	(126,416)
Transfers for contract benefits and terminations	(1,725,102)	(1,760,942)	(2,748,885)	(3,714,910)
Contract maintenance charges	(1,680,300)	(1,759,415)	(2,952,535)	(3,213,120)
Net increase (decrease) in net assets resulting from contract transactions	(1,666,287)	(2,498,858)	(4,312,466)	(4,501,102)
Total increase (decrease) in net assets	841,438	(3,348,993)	6,578,250	(10,753,835)
Net assets at beginning of period	25,532,096	28,881,089	40,239,910	50,993,745
Net assets at end of period	$26,373,534	$25,532,096	$46,818,160	$40,239,910

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2019 and 2018
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$217,190	$260,983	$83,705	$405,608
Realized gains (losses)	605,855	1,185,027	2,030,949	3,068,311
Unrealized appreciation (depreciation) during the year	6,454,228	(3,390,276)	3,689,536	(8,107,018)
Net increase (decrease) in net assets from operations	7,277,273	(1,944,266)	5,804,190	(4,633,099)
Contract transactions:
Payments received from contract owners	1,487,670	1,591,026	1,094,509	1,220,169
Transfers between Investment Options (including Guaranteed Interest Account), net	(290,796)	(260,578)	(370,151)	(840,650)
Transfers for contract benefits and terminations	(2,240,892)	(3,579,989)	(1,898,885)	(1,794,123)
Contract maintenance charges	(2,022,016)	(2,064,034)	(1,163,818)	(1,266,166)
Net increase (decrease) in net assets resulting from contract transactions	(3,066,034)	(4,313,575)	(2,338,345)	(2,680,770)
Total increase (decrease) in net assets	4,211,239	(6,257,841)	3,465,845	(7,313,869)
Net assets at beginning of period	29,716,644	35,974,485	20,803,815	28,117,684
Net assets at end of period	$33,927,883	$29,716,644	$24,269,660	$20,803,815

	Wanger Select		Wanger USA
	2019	2018	2019	2018
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,368)	$(17,558)	$(52,849)	$(130,743)
Realized gains (losses)	1,193,592	1,074,845	7,357,013	10,265,301
Unrealized appreciation (depreciation) during the year	996,417	(2,169,923)	3,650,030	(10,484,802)
Net increase (decrease) in net assets from operations	2,167,641	(1,112,636)	10,954,194	(350,244)
Contract transactions:
Payments received from contract owners	341,433	357,715	1,511,549	1,621,697
Transfers between Investment Options (including Guaranteed Interest Account), net	(171,295)	60,899	(618,432)	(411,832)
Transfers for contract benefits and terminations	(405,785)	(572,819)	(2,646,750)	(3,099,030)
Contract maintenance charges	(422,159)	(470,570)	(2,032,947)	(2,075,720)
Net increase (decrease) in net assets resulting from contract transactions	(657,806)	(624,775)	(3,786,580)	(3,964,885)
Total increase (decrease) in net assets	1,509,835	(1,737,411)	7,167,614	(4,315,129)
Net assets at beginning of period	7,726,881	9,464,292	37,119,302	41,434,431
Net assets at end of period	$9,236,716	$7,726,881	$44,286,916	$37,119,302
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Nassau Life Variable Universal Life Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform.
NNY, formerly known as Phoenix Life Insurance Company and NCNY, formerly known as The Phoenix Companies, Inc. changed their names effective October 10, 2018 and November 13, 2018, respectively. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. The Separate Account, formerly known as Phoenix Life Variable Universal Life Account, changed its name effective December 6, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 59 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
AMT Sustainable Equity Portfolio Class S
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity® VIP Contrafund® Portfolio-Service Class
Fidelity® VIP Growth Opportunities Portfolio-Service Class
Fidelity® VIP Growth Portfolio-Service Class
Fidelity® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Global Fund (formerly Oppenheimer Global Fund/VA-Service Shares)
Invesco Oppenheimer V.I. Main Street Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund®/VA-Service Shares)
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
SA AB Growth Portfolio
SA BlackRock Multi-Asset Income Portfolio – Class 1
SA Wellington Capital Appreciation Portfolio
SA Wellington Government and Quality Bond Portfolio
SA Wellington Multi-Asset Income Portfolio
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against the NNY’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.    Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.
B.    Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.    Income taxes: NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. NNY will periodically review the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.    Use of estimates: The preparation of financial statements in accordance with GAAP requires NNY management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$1,099,751	$952,841
AMT Sustainable Equity Portfolio - Class S	3,755,796	355,435
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	606,290	437,938
DWS Equity 500 Index VIP – Class A	4,829,232	11,437,177
DWS Small Cap Index VIP – Class A	228,894	193,975
Federated Fund for U.S. Government Securities II	2,086,815	2,165,561
Federated Government Money Fund II - Service Shares	12,282,373	14,737,366
Federated High Income Bond Fund II – Primary Shares	741,449	1,151,956
Fidelity® VIP Contrafund® Portfolio – Service Class	5,675,256	6,537,399
Fidelity® VIP Growth Opportunities Portfolio – Service Class	2,548,335	1,859,041
Fidelity® VIP Growth Portfolio – Service Class	1,590,747	1,935,706
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	1,070,588	1,678,803
Franklin Income VIP Fund – Class 2	1,094,611	829,740
Franklin Mutual Shares VIP Fund – Class 2	2,196,309	2,099,679
Guggenheim VT Long Short Equity Fund	10,984	33,857
Invesco Oppenheimer V.I. Capital Appreciation Fund	254,972	249,475
Invesco Oppenheimer V.I. Global Fund	637,093	407,177
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	541,856	436,469
Invesco V.I. American Franchise Fund – Series I Shares	1,593,258	1,049,493
Invesco V.I. Core Equity Fund – Series I Shares	347,945	317,215
Invesco V.I. Equity and Income Fund – Series II Shares	680,507	330,200
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	334,668	243,132
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	108,096	256,668
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	450,562	541,796
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	2,838,936	2,020,978
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	520,767	715,047
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	392,927	266,894
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	883,762	779,429
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,102,652	936,231
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	260,955	369,093
Neuberger Berman AMT Guardian Portfolio – S Class	1,142,870	3,416,745
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	302,873	92,664
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	333,482	176,402
PIMCO Real Return Portfolio – Advisor Class	119,929	233,735
PIMCO Total Return Portfolio – Advisor Class	1,015,861	1,117,490
Rydex VT Inverse Government Long Bond Strategy Fund	2,317	2,730
Rydex VT Nova Fund	14,182	19,728
SA AB Growth Portfolio	250,598	354,254
SA BlackRock Multi-Asset Income Portfolio – Class 1	-	539,280
SA Wellington Capital Appreciation Portfolio – Class 1	769,359	677,057
SA Wellington Government and Quality Bond Portfolio – Class 1	35,174	117,360
SA Wellington Multi-Asset Income Portfolio – Class 1	2,827	915,413
Templeton Developing Markets VIP Fund – Class 2	420,733	664,357
Templeton Foreign VIP Fund – Class 2	1,202,956	1,038,510
Templeton Growth VIP Fund – Class 2	1,948,984	1,171,169
TVST Touchstone Balanced Fund	753,394	262,941
TVST Touchstone Bond Fund	109,713	173,318
TVST Touchstone Common Stock Fund	448,417	892,286
TVST Touchstone Small Company Fund	465,183	414,191
Virtus Duff & Phelps International Series – Class A Shares	2,182,332	4,454,548
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	3,050,501	2,864,565
Virtus KAR Capital Growth Series – Class A Shares	7,997,854	15,150,715

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus KAR Small-Cap Growth Series – Class A Shares	$8,333,473	$6,970,858
Virtus KAR Small-Cap Value Series – Class A Shares	2,094,364	3,596,015
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	2,831,347	3,648,510
Virtus Rampart Enhanced Core Equity Series – Class A Shares	2,237,434	6,172,265
Virtus Strategic Allocation Series – Class A Shares	1,765,273	4,169,054
Wanger International	3,089,903	3,273,205
Wanger Select	1,675,697	1,195,633
Wanger USA	8,473,271	4,961,474
	$103,836,687	$124,062,243

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	133,403	(366,490)	(233,087)	281,253	(573,960)	(292,707)
AMT Sustainable Equity Portfolio - Class S	3,598,096	(391,822)	3,206,274	-	-	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	149,211	(178,080)	(28,869)	235,935	(455,957)	(220,022)
DWS Equity 500 Index VIP – Class A	908,630	(3,273,104)	(2,364,474)	1,376,874	(2,108,868)	(731,994)
DWS Small Cap Index VIP – Class A	47,245	(82,982)	(35,737)	105,043	(252,366)	(147,323)
Federated Fund for U.S. Government Securities II	1,168,329	(1,362,399)	(194,070)	1,529,288	(1,755,050)	(225,762)
Federated Government Money Fund II - Service Shares	12,920,597	(15,700,306)	(2,779,709)	7,655,269	(8,616,956)	(961,687)
Federated High Income Bond Fund II – Primary Shares	199,760	(453,163)	(253,403)	405,137	(625,678)	(220,541)
Fidelity® VIP Contrafund® Portfolio – Service Class	688,683	(2,188,533)	(1,499,850)	1,346,585	(2,378,469)	(1,031,884)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	640,970	(713,027)	(72,057)	561,307	(952,544)	(391,237)
Fidelity® VIP Growth Portfolio – Service Class	481,798	(984,236)	(502,438)	839,359	(1,287,792)	(448,433)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	612,560	(1,082,175)	(469,615)	840,792	(1,159,377)	(318,585)
Franklin Income VIP Fund – Class 2	457,418	(465,201)	(7,783)	304,087	(535,429)	(231,342)
Franklin Mutual Shares VIP Fund – Class 2	295,952	(750,307)	(454,355)	490,096	(935,958)	(445,862)
Guggenheim VT Long Short Equity Fund	6,490	(18,960)	(12,470)	7,897	(23,263)	(15,366)
Invesco Oppenheimer V.I. Capital Appreciation Fund	68,833	(110,862)	(42,029)	70,219	(417,406)	(347,187)
Invesco Oppenheimer V.I. Global Fund	169,249	(207,861)	(38,612)	210,247	(358,543)	(148,296)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	154,397	(242,176)	(87,779)	190,585	(302,282)	(111,697)
Invesco V.I. American Franchise Fund – Series I Shares	355,193	(518,269)	(163,076)	533,954	(714,002)	(180,048)
Invesco V.I. Core Equity Fund – Series I Shares	106,524	(158,648)	(52,124)	87,523	(136,782)	(49,259)
Invesco V.I. Equity and Income Fund – Series II Shares	224,982	(161,061)	63,921	365,520	(252,605)	112,915
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	49,094	(108,363)	(59,269)	139,015	(177,709)	(38,694)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	37,261	(98,441)	(61,180)	38,193	(57,387)	(19,194)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	176,959	(265,303)	(88,344)	217,161	(344,053)	(126,892)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	984,023	(1,104,528)	(120,505)	1,153,525	(1,411,174)	(257,649)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	249,811	(394,951)	(145,140)	300,969	(620,424)	(319,455)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	159,646	(164,636)	(4,990)	185,461	(185,622)	(161)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	396,706	(532,638)	(135,932)	1,730,610	(860,573)	870,037
Morningstar Growth ETF Asset Allocation Portfolio – Class II	435,609	(587,063)	(151,454)	762,527	(672,480)	90,047
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	279,775	(413,293)	(133,518)	155,859	(862,189)	(706,330)
Neuberger Berman AMT Guardian Portfolio – S Class	43,391	(1,463,365)	(1,419,974)	142,515	(290,746)	(148,231)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	192,690	(79,456)	113,234	214,809	(129,258)	85,551
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	592,874	(431,284)	161,590	443,475	(758,144)	(314,669)
PIMCO Real Return Portfolio – Advisor Class	76,219	(161,603)	(85,384)	92,110	(557,782)	(465,672)
PIMCO Total Return Portfolio – Advisor Class	575,001	(725,853)	(150,852)	894,316	(996,045)	(101,729)
Rydex VT Inverse Government Long Bond Strategy Fund	8,711	(10,065)	(1,354)	14,306	(14,031)	275
Rydex VT Nova Fund	3,265	(4,713)	(1,448)	2,033	(2,896)	(863)
SA AB Growth Portfolio	87,343	(352,104)	(264,761)	2,535,038	(5,026)	2,530,012
SA BlackRock Multi-Asset Income Portfolio – Class 1	-	(7,453)	(7,453)	-	(142)	(142)
SA Wellington Capital Appreciation Portfolio – Class 1	294	(1,890)	(1,596)	7	(712)	(705)
SA Wellington Government and Quality Bond Portfolio – Class 1	433	(1,752)	(1,319)	-	(194)	(194)
SA Wellington Multi-Asset Income Portfolio – Class 1	28	(10,160)	(10,132)	32	(225)	(193)
Templeton Developing Markets VIP Fund – Class 2	127,038	(195,535)	(68,497)	202,272	(291,076)	(88,804)
Templeton Foreign VIP Fund – Class 2	626,475	(642,879)	(16,404)	690,004	(961,179)	(271,175)
Templeton Growth VIP Fund – Class 2	282,123	(550,224)	(268,101)	396,164	(591,929)	(195,765)
TVST Touchstone Balanced Fund	380,578	(142,235)	238,343	97,460	(97,669)	(209)
TVST Touchstone Bond Fund	93,828	(143,591)	(49,763)	144,934	(189,282)	(44,348)
TVST Touchstone Common Stock Fund	222,785	(438,777)	(215,992)	394,133	(926,875)	(532,742)
TVST Touchstone Small Company Fund	85,358	(190,587)	(105,229)	124,951	(297,365)	(172,414)
Virtus Duff & Phelps International Series – Class A Shares	(594,974)	-	(594,974)	982,476	(1,730,734)	(748,258)

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2019			For the period ended December 31, 2018
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	131,437	(334,869)	(203,432)	301,710	(549,743)	(248,033)
Virtus KAR Capital Growth Series – Class A Shares	756,934	(1,991,626)	(1,234,692)	1,103,713	(2,294,841)	(1,191,128)
Virtus KAR Small-Cap Growth Series – Class A Shares	261,979	(904,945)	(642,966)	537,465	(1,173,123)	(635,658)
Virtus KAR Small-Cap Value Series – Class A Shares	(448,281)	-	(448,281)	674,885	(1,410,400)	(735,515)
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	(310,661)	-	(310,661)	478,153	(884,612)	(406,459)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	1,118,672	(2,714,364)	(1,595,692)	1,776,876	(3,538,480)	(1,761,604)
Virtus Strategic Allocation Series – Class A Shares	196,762	(551,357)	(354,595)	265,661	(800,051)	(534,390)
Wanger International	233,161	(609,125)	(375,964)	313,758	(719,966)	(406,208)
Wanger Select	113,438	(221,559)	(108,121)	185,214	(299,652)	(114,438)
Wanger USA	252,364	(740,960)	(488,596)	340,126	(893,351)	(553,225)

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2019, 2018, 2017, 2016, and 2015 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2019	2,400	3.10	to	4.88	7,826	-	-	to	0.80%	32.51%	to	33.58%
2018‡	2,633	2.34	to	3.51	6,446	0.08%	-	to	0.80%	(0.91%)	to	(0.10%)
2017	2,926	2.29	to	3.66	7,182	0.16%	-	to	0.80%	30.04%	to	31.08%
2016	3,208	1.76	to	2.79	5,996	0.18%	-	to	0.80%	(0.30%)	to	0.50%
2015	3,635	1.77	to	2.78	6,745	0.08%	-	to	0.80%	5.34%	to	6.19%
AMT Sustainable Equity Portfolio - Class S
2019[4]	3,206	1.09	to	1.10	3,507	0.29%	-	to	0.80%	9.24%	to	9.86%
2018	-	-	to	-	-	-	-	to	-	-	to	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2019	1,160	2.77	to	3.05	3,326	1.17%	-	to	0.80%	24.82%	to	25.83%
2018‡	1,189	2.22	to	2.42	2,719	1.15%	-	to	0.80%	(12.05%)	to	(11.33%)
2017	1,409	2.53	to	2.73	3,657	0.71%	-	to	0.80%	14.97%	to	15.89%
2016‡	1,618	2.20	to	2.36	3,629	0.48%	-	to	0.80%	19.31%	to	20.27%
2015	1,649	1.84	to	1.96	3,081	0.09%	-	to	0.80%	(3.46%)	to	(2.68%)
DWS Equity 500 Index VIP – Class A
2019	7,635	3.56	to	4.12	28,303	2.19%	-	to	0.80%	30.14%	to	31.19%
2018	9,999	2.73	to	3.14	28,940	1.69%	-	to	0.80%	(5.42%)	to	(4.65%)
2017	10,731	2.89	to	3.29	32,546	1.78%	-	to	0.80%	20.56%	to	21.53%
2016‡	11,420	2.40	to	2.71	28,482	1.69%	-	to	0.80%	10.72%	to	11.61%
2015	19,849	2.17	to	2.43	45,891	1.64%	-	to	0.80%	0.32%	to	1.13%
DWS Small Cap Index VIP – Class A
2019	488	2.55	to	2.81	1,295	1.09%	-	to	0.80%	24.22%	to	25.22%
2018‡	523	2.06	to	2.24	1,113	0.96%	-	to	0.80%	(11.94%)	to	(11.23%)
2017	671	2.33	to	2.52	1,613	1.01%	-	to	0.80%	13.42%	to	14.33%
2016	873	2.06	to	2.21	1,830	1.00%	-	to	0.80%	20.06%	to	21.03%
2015	981	1.71	to	1.82	1,699	1.07%	-	to	0.80%	(5.36%)	to	(4.60%)
Federated Fund for U.S. Government Securities II
2019	7,297	1.89	to	2.05	14,341	2.39%	-	to	0.80%	5.05%	to	5.90%
2018	7,492	1.80	to	1.93	13,938	2.44%	-	to	0.80%	(0.35%)	to	0.45%
2017	7,717	1.80	to	1.92	14,317	2.43%	-	to	0.80%	1.11%	to	1.92%
2016	8,535	1.78	to	1.89	15,545	2.56%	-	to	0.80%	0.80%	to	1.61%
2015‡	9,344	1.77	to	1.86	16,790	2.75%	-	to	0.80%	(0.29%)	to	0.52%
Federated Government Money Fund II - Service Shares
2019	20,269	0.95	to	1.03	20,147	1.64%	-	to	0.80%	0.83%	to	1.64%
2018	23,048	0.95	to	1.02	22,602	1.24%	-	to	0.80%	0.43%	to	1.25%
2017	24,010	0.94	to	1.00	23,294	0.30%	-	to	0.80%	(0.48%)	to	0.31%
2016‡	31,462	0.95	to	1.00	30,429	0.00%*	-	to	0.80%	(0.80%)	to	-
2015‡	25,395	0.95	to	1.00	24,612	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
Federated High Income Bond Fund II – Primary Shares
2019	1,657	2.87	to	3.65	5,033	6.06%	-	to	0.80%	13.63%	to	14.54%
2018	1,910	2.53	to	3.19	5,067	8.10%	-	to	0.80%	(4.06%)	to	(3.29%)
2017	2,131	2.64	to	3.30	5,859	6.72%	-	to	0.80%	6.09%	to	6.94%
2016‡	2,327	2.48	to	3.08	5,993	6.42%	-	to	0.80%	13.90%	to	14.82%
2015	2,911	2.18	to	2.68	6,533	5.73%	-	to	0.80%	(3.35%)	to	(2.57%)

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity® VIP Contrafund® Portfolio – Service Class
2019	9,899	3.50	to	4.95	36,921	0.35%	-	to	0.80%	30.40%	to	31.45%
2018	11,399	2.69	to	3.76	32,420	0.60%	-	to	0.80%	(7.24%)	to	(6.49%)
2017	12,431	2.90	to	4.02	37,961	0.89%	-	to	0.80%	20.79%	to	21.76%
2016	13,394	2.40	to	3.30	33,626	0.68%	-	to	0.80%	7.05%	to	7.91%
2015	15,769	2.24	to	3.06	36,795	0.91%	-	to	0.80%	(0.25%)	to	0.56%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2019	4,117	3.29	to	4.99	13,936	0.06%	-	to	0.80%	39.57%	to	40.70%
2018	4,189	2.36	to	3.55	10,157	0.11%	-	to	0.80%	11.44%	to	12.35%
2017	4,580	2.11	to	3.16	9,952	0.20%	-	to	0.80%	33.33%	to	34.40%
2016‡	5,188	1.59	to	2.35	8,439	0.23%	-	to	0.80%	(0.55%)	to	(0.25%)
2015	6,212	1.59	to	2.34	10,152	0.06%	-	to	0.80%	4.64%	to	5.48%
Fidelity® VIP Growth Portfolio – Service Class
2019	5,564	2.29	to	3.10	13,634	0.16%	-	to	0.80%	33.11%	to	34.18%
2018	6,067	1.72	to	2.31	11,109	0.15%	-	to	0.80%	(1.08%)	to	(0.27%)
2017	6,515	1.74	to	2.32	12,019	0.12%	-	to	0.80%	33.92%	to	35.00%
2016	6,990	1.30	to	1.72	9,561	-	-	to	0.80%	(0.09%)	to	0.71%
2015	8,711	1.30	to	1.71	11,790	0.16%	-	to	0.80%	6.20%	to	7.05%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2019	5,112	1.57	to	1.74	8,532	2.55%	-	to	0.80%	8.70%	to	9.58%
2018‡	5,581	1.45	to	1.59	8,553	2.45%	-	to	0.80%	(1.43%)	to	(0.63%)
2017	5,900	1.47	to	1.60	9,114	2.39%	-	to	0.80%	3.33%	to	4.16%
2016	5,581	1.42	to	1.54	8,285	2.25%	-	to	0.80%	3.79%	to	4.63%
2015‡	5,630	1.37	to	1.47	7,977	2.50%	-	to	0.80%	(1.50%)	to	(0.71%)
Franklin Income VIP Fund – Class 2
2019	2,090	1.99	to	2.22	4,277	5.38%	-	to	0.80%	15.13%	to	16.06%
2018	2,098	1.73	to	1.91	3,707	4.78%	-	to	0.80%	(5.07%)	to	(4.30%)
2017	2,329	1.82	to	2.00	4,321	4.13%	-	to	0.80%	8.80%	to	9.67%
2016	2,475	1.67	to	1.82	4,198	4.99%	-	to	0.80%	13.11%	to	14.02%
2015	2,841	1.48	to	1.60	4,234	4.77%	-	to	0.80%	(7.80%)	to	(7.05%)
Franklin Mutual Shares VIP Fund – Class 2
2019	4,054	3.40	to	3.12	14,014	1.83%	-	to	0.80%	21.59%	to	22.57%
2018	4,509	2.79	to	2.54	12,751	2.36%	-	to	0.80%	(9.80%)	to	(9.07%)
2017	4,954	3.10	to	2.80	15,466	2.17%	-	to	0.80%	7.48%	to	8.35%
2016‡	5,649	2.88	to	2.58	16,309	2.00%	-	to	0.80%	15.13%	to	16.06%
2015	6,667	2.50	to	2.23	16,627	3.09%	-	to	0.80%	(5.70%)	to	(4.94%)
Guggenheim VT Long Short Equity Fund
2019	71	1.86	to	2.13	136	0.57%	-	to	0.80%	4.69%	to	5.54%
2018	83	1.78	to	2.01	153	-	-	to	0.80%	(13.64%)	to	(12.94%)
2017	99	2.06	to	2.31	208	0.36%	-	to	0.80%	13.94%	to	14.85%
2016‡	113	1.81	to	2.01	207	-	-	to	0.80%	(0.15%)	to	0.65%
2015	147	1.81	to	2.00	268	-	-	to	0.80%	0.45%	to	1.26%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2019	475	2.43	to	2.72	1,217	-	-	to	0.80%	34.76%	to	35.85%
2018	517	1.81	to	2.00	979	-	-	to	0.80%	(6.71%)	to	(5.96%)
2017	864	1.94	to	2.13	1,739	0.01%	-	to	0.80%	25.49%	to	26.50%
2016	949	1.54	to	1.68	1,504	0.13%	-	to	0.80%	(3.21%)	to	(2.43%)
2015‡	506	1.59	to	1.72	830	-	-	to	0.80%	2.44%	to	3.27%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco Oppenheimer V.I. Global Fund
2019	984	2.26	to	2.52	2,311	0.64%	-	to	0.80%	30.40%	to	31.45%
2018‡	1,022	1.73	to	1.92	1,830	0.75%	-	to	0.80%	(14.09%)	to	(13.39%)
2017	1,171	2.02	to	2.21	2,427	0.73%	-	to	0.80%	35.23%	to	36.32%
2016‡	1,087	1.49	to	1.62	1,656	0.81%	-	to	0.80%	(0.95%)	to	(0.16%)
2015	1,385	1.51	to	1.63	2,119	1.08%	-	to	0.80%	2.84%	to	3.67%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2019	1,501	2.38	to	2.97	3,653	-	-	to	0.80%	25.12%	to	26.13%
2018	1,588	1.90	to	2.36	3,085	0.06%	-	to	0.80%	(11.26%)	to	(10.54%)
2017‡	1,700	2.14	to	2.64	3,708	0.64%	-	to	0.80%	13.00%	to	13.91%
2016	1,841	1.90	to	2.31	3,542	0.25%	-	to	0.80%	16.73%	to	17.67%
2015	2,071	1.62	to	1.97	3,402	0.63%	-	to	0.80%	(6.85%)	to	(6.09%)
Invesco V.I. American Franchise Fund – Series I Shares
2019	2,731	2.54	to	2.70	7,129	-	-	to	0.80%	35.66%	to	36.76%
2018	2,894	1.87	to	1.97	5,528	-	-	to	0.80%	(4.40%)	to	(3.62%)
2017	3,074	1.95	to	2.05	6,110	0.08%	-	to	0.80%	26.33%	to	27.34%
2016	3,291	1.55	to	1.61	5,152	-	-	to	0.80%	1.45%	to	2.27%
2015	3,566	1.53	to	1.57	5,480	-	-	to	0.80%	4.17%	to	5.01%
Invesco V.I. Core Equity Fund – Series I Shares
2019	504	2.28	to	2.54	1,204	0.91%	-	to	0.80%	27.93%	to	28.96%
2018‡	556	1.78	to	1.97	1,027	0.80%	-	to	0.80%	(10.12%)	to	(9.39%)
2017	605	1.98	to	2.18	1,235	1.02%	-	to	0.80%	12.27%	to	13.17%
2016	657	1.76	to	1.92	1,184	0.76%	-	to	0.80%	9.38%	to	10.26%
2015	729	1.61	to	1.74	1,193	1.11%	-	to	0.80%	(6.52%)	to	(5.77%)
Invesco V.I. Equity and Income Fund – Series II Shares
2019	1,165	2.15	to	2.40	2,604	2.32%	-	to	0.80%	19.05%	to	20.01%
2018	1,101	1.81	to	2.00	2,058	1.98%	-	to	0.80%	(10.45%)	to	(9.73%)
2017	988	2.02	to	2.21	2,048	1.43%	-	to	0.80%	9.90%	to	10.78%
2016	986	1.83	to	2.00	1,846	1.58%	-	to	0.80%	13.92%	to	14.83%
2015	1,075	1.61	to	1.74	1,761	2.44%	-	to	0.80%	(3.36%)	to	(2.59%)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2019	853	2.44	to	2.75	2,152	0.50%	-	to	0.80%	24.28%	to	25.28%
2018	912	1.96	to	2.20	1,845	0.51%	-	to	0.80%	(12.06%)	to	(11.35%)
2017	951	2.23	to	2.48	2,172	0.53%	-	to	0.80%	14.00%	to	14.92%
2016‡	1,018	1.96	to	2.16	2,026	0.08%	-	to	0.80%	12.53%	to	13.43%
2015	1,090	1.74	to	1.90	1,917	0.34%	-	to	0.80%	(4.80%)	to	(4.03%)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2019	288	2.77	to	3.11	824	-	-	to	0.80%	28.89%	to	29.93%
2018	349	2.15	to	2.40	771	0.02%	-	to	0.80%	(13.94%)	to	(13.24%)
2017	369	2.49	to	2.76	940	0.36%	-	to	0.80%	13.04%	to	13.95%
2016‡	382	2.21	to	2.42	855	-	-	to	0.80%	14.86%	to	15.78%
2015	390	1.92	to	2.09	759	-	-	to	0.80%	(3.16%)	to	(2.38%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2019	1,316	2.30	to	2.59	3,154	3.81%	-	to	0.80%	12.45%	to	13.35%
2018	1,404	2.05	to	2.28	2,978	4.27%	-	to	0.80%	(4.79%)	to	(4.02%)
2017	1,531	2.15	to	2.38	3,384	4.05%	-	to	0.80%	8.34%	to	9.21%
2016	1,694	1.98	to	2.18	3,434	4.40%	-	to	0.80%	11.24%	to	12.13%
2015‡	1,935	1.78	to	1.94	3,500	3.94%	-	to	0.80%	(2.32%)	to	(1.53%)

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2019	5,858	2.26	to	2.55	13,736	1.65%	-	to	0.80%	21.51%	to	22.49%
2018	5,978	1.86	to	2.08	11,462	1.42%	-	to	0.80%	(8.88%)	to	(8.14%)
2017	6,236	2.04	to	2.26	13,059	1.33%	-	to	0.80%	12.48%	to	13.38%
2016	6,891	1.82	to	2.00	12,762	1.49%	-	to	0.80%	16.18%	to	17.11%
2015	7,792	1.56	to	1.71	12,357	1.21%	-	to	0.80%	(3.64%)	to	(2.86%)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2019	2,158	2.10	to	2.37	4,697	0.89%	-	to	0.80%	21.66%	to	22.64%
2018	2,303	1.73	to	1.93	4,101	0.65%	-	to	0.80%	(15.72%)	to	(15.04%)
2017	2,622	2.05	to	2.27	5,524	0.60%	-	to	0.80%	5.98%	to	6.83%
2016‡	2,834	1.93	to	2.12	5,598	0.50%	-	to	0.80%	15.47%	to	16.39%
2015	3,267	1.67	to	1.83	5,561	0.57%	-	to	0.80%	(4.56%)	to	(3.79%)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2019	1,632	1.87	to	2.01	3,135	1.57%	-	to	0.80%	21.19%	to	22.17%
2018	1,637	1.54	to	1.65	2,587	1.35%	-	to	0.80%	(10.06%)	to	(9.33%)
2017‡	1,637	1.61	to	1.82	2,867	1.13%	-	to	0.80%	11.57%	to	19.80%
2016	1,866	1.44	to	1.52	2,739	1.29%	-	to	0.80%	10.32%	to	11.21%
2015	1,828	1.31	to	1.36	2,421	1.22%	-	to	0.80%	(3.61%)	to	(2.83%)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2019	5,501	1.60	to	1.73	9,112	2.02%	-	to	0.80%	15.33%	to	16.26%
2018‡	5,637	1.39	to	1.49	8,064	2.12%	-	to	0.80%	(6.99%)	to	(6.23%)
2017	4,767	1.50	to	1.58	7,278	1.68%	-	to	0.80%	12.43%	to	13.33%
2016	4,836	1.33	to	1.40	6,532	1.73%	-	to	0.80%	7.61%	to	8.48%
2015	4,973	1.24	to	1.29	6,211	1.49%	-	to	0.80%	(3.00%)	to	(2.22%)
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2019	4,203	1.77	to	1.91	7,647	1.76%	-	to	0.80%	18.81%	to	19.77%
2018	4,355	1.49	to	1.59	6,646	1.64%	-	to	0.80%	(8.78%)	to	(8.04%)
2017	4,265	1.64	to	1.73	7,101	1.41%	-	to	0.80%	16.36%	to	17.30%
2016	4,010	1.41	to	1.48	5,717	1.59%	-	to	0.80%	8.82%	to	9.69%
2015	3,753	1.29	to	1.35	4,898	1.26%	-	to	0.80%	(3.29%)	to	(2.51%)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2019	1,359	1.41	to	1.52	1,972	2.04%	-	to	0.80%	12.00%	to	12.90%
2018	1,493	1.26	to	1.35	1,929	1.62%	-	to	0.80%	(5.02%)	to	(4.25%)
2017	2,199	1.33	to	1.41	2,996	1.57%	-	to	0.80%	9.06%	to	9.94%
2016	3,033	1.22	to	1.28	3,745	1.62%	-	to	0.80%	5.52%	to	6.37%
2015	3,493	1.16	to	1.20	4,062	1.45%	-	to	0.80%	(2.46%)	to	(1.68%)
Neuberger Berman AMT Guardian Portfolio – S Class
2019[5]	-	2.32	to	2.58	-	0.29%	-	to	0.80%	19.27%	to	19.59%
2018	1,420	1.95	to	2.16	2,815	0.39%	-	to	0.80%	(8.35%)	to	(7.60%)
2017‡	1,568	2.13	to	2.33	3,383	0.28%	-	to	0.80%	23.74%	to	24.73%
2016‡	1,658	1.72	to	1.87	2,883	0.39%	-	to	0.80%	7.88%	to	8.74%
2015‡	1,773	1.59	to	1.72	2,851	0.45%	-	to	0.80%	(5.88%)	to	(5.12%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2019	483	1.51	to	1.56	738	-	-	to	0.80%	31.42%	to	32.48%
2018‡	370	1.15	to	1.18	428	-	-	to	0.80%	(7.31%)	to	(6.56%)
2017‡	284	1.24	to	1.26	354	-	-	to	0.80%	23.57%	to	24.56%
2016	315	1.00	to	1.01	316	-	-	to	0.80%	3.33%	to	4.16%
2015‡, 6	490	0.97	to	0.97	475	-	-	to	0.80%	(3.04%)	to	(2.91%)

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2019	2,981	0.59	to	0.66	1,788	4.35%	-	to	0.80%	10.46%	to	11.35%
2018‡	2,820	0.53	to	0.59	1,526	1.97%	-	to	0.80%	(14.89%)	to	(14.20%)
2017	3,134	0.63	to	0.69	1,990	10.90%	-	to	0.80%	1.23%	to	2.05%
2016	3,179	0.62	to	0.67	1,986	1.01%	-	to	0.80%	13.96%	to	14.87%
2015‡	3,461	0.54	to	0.59	1,894	4.49%	-	to	0.80%	(26.26%)	to	(25.66%)
PIMCO Real Return Portfolio – Advisor Class
2019	885	1.52	to	1.70	1,402	1.56%	-	to	0.80%	7.46%	to	8.33%
2018	970	1.42	to	1.57	1,424	2.29%	-	to	0.80%	(3.09%)	to	(2.31%)
2017	1,436	1.46	to	1.61	2,166	2.30%	-	to	0.80%	2.72%	to	3.55%
2016‡	1,185	1.42	to	1.55	1,724	2.01%	-	to	0.80%	4.25%	to	5.09%
2015‡	1,700	1.37	to	1.32	2,380	3.75%	-	to	0.80%	(3.58%)	to	(2.80%)
PIMCO Total Return Portfolio – Advisor Class
2019	3,526	1.75	to	1.96	6,447	2.91%	-	to	0.80%	7.38%	to	8.25%
2018	3,677	1.63	to	1.81	6,235	2.45%	-	to	0.80%	(1.43%)	to	(0.63%)
2017‡	3,779	1.66	to	1.82	6,459	1.92%	-	to	0.80%	3.97%	to	4.81%
2016‡	4,079	1.59	to	1.74	6,652	1.98%	-	to	0.80%	1.76%	to	2.57%
2015	4,594	1.57	to	1.69	7,307	4.84%	-	to	0.80%	(0.45%)	to	0.35%
Rydex VT Inverse Government Long Bond Strategy Fund
2019	74	0.26	to	0.30	21	-	-	to	0.80%	(13.98%)	to	(13.29%)
2018	76	0.30	to	0.34	24	-	-	to	0.80%	2.95%	to	3.79%
2017	75	0.30	to	0.33	23	-	-	to	0.80%	(9.61%)	to	(8.89%)
2016‡	81	0.33	to	0.36	27	-	-	to	0.80%	(3.72%)	to	(2.94%)
2015‡	82	0.34	to	0.38	29	-	-	to	0.80%	(2.01%)	to	(1.22%)
Rydex VT Nova Fund
2019	43	4.79	to	5.03	209	1.11%	0.25%	to	0.80%	43.88%	to	44.68%
2018	44	3.33	to	3.47	150	0.18%	0.25%	to	0.80%	(11.04%)	to	(10.55%)
2017	45	3.74	to	3.88	172	0.05%	0.25%	to	0.80%	30.73%	to	31.45%
2016	46	2.86	to	2.96	133	-	0.25%	to	0.80%	14.79%	to	15.43%
2015‡	47	2.49	to	2.56	118	-	0.25%	to	0.80%	(1.51%)	to	(0.97%)
SA AB Growth Portfolio
2019	2,265	1.21	to	1.21	2,749	-	0.45%	to	0.60%	34.07%	to	34.27%
2018‡, 7	2,530	0.85	to	0.99	2,288	-	0.45%	to	0.60%	(6.02%)	to	(5.99%)
SA BlackRock Multi-Asset Income Portfolio – Class 1
2019	13	72.08	to	73.22	933	-	0.45%	to	0.60%	13.17%	to	13.34%
2018	20	63.70	to	64.61	1,305	5.08%	0.45%	to	0.60%	(4.31%)	to	(4.17%)
2017	20	66.57	to	67.42	1,371	2.08%	0.45%	to	0.60%	5.74%	to	5.90%
2016	20	62.95	to	63.66	1,303	3.36%	0.45%	to	0.60%	5.90%	to	6.06%
2015	21	59.45	to	60.02	1,235	0.81%	0.45%	to	0.60%	(5.06%)	to	(4.92%)
SA Wellington Capital Appreciation Portfolio – Class 1
2019	10	440.55	to	419.88	4,087	-	0.45%	to	0.60%	30.38%	to	30.58%
2018	11	337.90	to	321.55	3,643	-	0.45%	to	0.60%	(1.35%)	to	(1.20%)
2017	12	342.52	to	325.46	3,918	-	0.45%	to	0.60%	31.99%	to	32.18%
2016	12	246.21	to	259.51	2,982	-	0.45%	to	0.60%	1.37%	to	1.53%
2015	13	242.51	to	256.00	3,110	-	0.45%	to	0.60%	8.08%	to	8.24%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
SA Wellington Government and Quality Bond Portfolio – Class 1
2019	4	67.40	to	67.40	245	2.51%	0.45%	to	0.45%	6.84%	to	6.84%
2018‡	5	63.09	to	63.09	312	2.09%	0.45%	to	0.45%	(0.41%)	to	(0.41%)
2017	5	42.93	to	63.35	326	1.83%	0.45%	to	0.60%	2.34%	to	2.50%
2016	5	41.95	to	61.81	332	1.37%	0.45%	to	0.60%	0.86%	to	1.01%
2015	6	41.59	to	61.19	375	1.41%	0.45%	to	0.60%	(0.06%)	to	0.09%
SA Wellington Multi-Asset Income Portfolio – Class 1
2019	12	96.08	to	93.13	1,087	0.08%	0.45%	to	0.60%	18.37%	to	18.54%
2018	22	81.17	to	78.56	1,713	1.23%	0.45%	to	0.60%	(8.04%)	to	(7.90%)
2017	22	88.28	to	85.30	1,877	0.27%	0.45%	to	0.60%	15.64%	to	15.81%
2016	22	73.66	to	76.34	1,650	1.87%	0.45%	to	0.60%	1.16%	to	1.31%
2015	23	72.70	to	75.46	1,689	3.02%	0.45%	to	0.60%	0.60%	to	0.75%
Templeton Developing Markets VIP Fund – Class 2
2019	1,047	4.02	to	4.39	4,353	0.99%	-	to	0.80%	25.68%	to	26.70%
2018‡	1,115	3.20	to	3.47	3,680	0.86%	-	to	0.80%	(16.47%)	to	(15.79%)
2017	1,204	3.83	to	4.12	4,731	1.00%	-	to	0.80%	39.29%	to	40.41%
2016‡	1,283	2.75	to	2.93	3,596	0.83%	-	to	0.80%	16.50%	to	17.44%
2015‡	1,548	2.36	to	2.50	3,706	2.08%	-	to	0.80%	(20.25%)	to	(19.60%)
Templeton Foreign VIP Fund – Class 2
2019	3,900	1.86	to	1.98	7,813	1.73%	-	to	0.80%	11.63%	to	12.53%
2018	3,916	1.66	to	1.76	6,991	2.67%	-	to	0.80%	(16.12%)	to	(15.44%)
2017	4,187	1.98	to	2.08	8,859	2.61%	-	to	0.80%	15.76%	to	16.69%
2016‡	4,871	1.71	to	1.78	8,850	1.93%	-	to	0.80%	6.32%	to	7.17%
2015	5,255	1.61	to	1.67	8,906	3.20%	-	to	0.80%	(7.24%)	to	(6.49%)
Templeton Growth VIP Fund – Class 2
2019	2,576	2.69	to	2.33	7,054	2.76%	-	to	0.80%	14.23%	to	15.15%
2018	2,845	2.35	to	2.02	6,782	1.98%	-	to	0.80%	(15.53%)	to	(14.85%)
2017	3,040	2.79	to	2.38	8,511	1.66%	-	to	0.80%	17.56%	to	18.50%
2016	3,575	2.37	to	2.01	8,466	2.06%	-	to	0.80%	8.75%	to	9.62%
2015	4,068	2.18	to	1.83	8,800	2.61%	-	to	0.80%	(7.24%)	to	(6.49%)
TVST Touchstone Balanced Fund
2019	734	2.01	to	2.11	1,534	1.79%	0.25%	to	0.80%	21.82%	to	22.50%
2018‡	496	1.65	to	1.72	840	1.17%	0.25%	to	0.80%	(6.82%)	to	(6.30%)
2017	496	1.77	to	1.84	898	-	0.25%	to	0.80%	13.15%	to	13.77%
2016	512	1.57	to	1.62	817	1.48%	0.25%	to	0.80%	6.56%	to	7.15%
2015	467	1.47	to	1.51	693	1.88%	0.25%	to	0.80%	(0.77%)	to	(0.22%)
TVST Touchstone Bond Fund
2019	919	1.51	to	1.67	1,418	1.31%	-	to	0.80%	9.58%	to	10.46%
2018	969	1.38	to	1.51	1,361	2.39%	-	to	0.80%	(2.66%)	to	(1.88%)
2017	1,013	1.42	to	1.54	1,458	-	-	to	0.80%	2.84%	to	3.67%
2016	1,095	1.38	to	1.49	1,528	1.97%	-	to	0.80%	0.01%	to	0.81%
2015‡	1,418	1.38	to	1.47	1,974	3.01%	-	to	0.80%	(2.08%)	to	(1.29%)
TVST Touchstone Common Stock Fund
2019	2,531	2.52	to	2.93	6,530	0.56%	-	to	0.80%	27.55%	to	28.58%
2018	2,747	1.98	to	2.28	5,547	1.26%	-	to	0.80%	(8.79%)	to	(8.05%)
2017	3,279	2.17	to	2.48	7,242	0.01%	-	to	0.80%	20.53%	to	21.50%
2016‡	3,259	1.80	to	2.04	5,946	1.66%	-	to	0.80%	10.37%	to	11.26%
2015‡	3,563	1.63	to	1.83	5,867	2.63%	-	to	0.80%	(0.61%)	to	0.19%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
TVST Touchstone Small Company Fund
2019	1,135	2.54	to	3.08	2,977	0.02%	-	to	0.80%	20.43%	to	21.40%
2018	1,240	2.11	to	2.53	2,694	-	-	to	0.80%	(8.72%)	to	(7.98%)
2017	1,413	2.31	to	2.75	3,343	0.06%	-	to	0.80%	18.17%	to	19.12%
2016	1,533	1.95	to	2.31	3,051	0.07%	-	to	0.80%	19.27%	to	20.23%
2015‡	1,289	1.64	to	1.92	2,132	-	-	to	0.80%	(2.13%)	to	(1.34%)
Virtus Duff & Phelps International Series – Class A Shares
2019	7,425	4.26	to	2.08	31,174	0.83%	-	to	0.80%	17.59%	to	18.54%
2018	8,020	3.62	to	1.75	28,559	2.86%	-	to	0.80%	(17.34%)	to	(16.67%)
2017	8,768	4.38	to	2.10	37,580	1.57%	-	to	0.80%	15.02%	to	15.95%
2016‡	9,432	3.81	to	1.81	35,078	0.75%	-	to	0.80%	(2.39%)	to	(1.61%)
2015‡	10,963	3.90	to	1.84	41,527	2.25%	-	to	0.80%	(11.20%)	to	(10.48%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2019	1,884	10.40	to	7.58	19,509	1.66%	-	to	0.80%	26.40%	to	27.42%
2018	2,088	8.23	to	5.95	17,023	1.60%	-	to	0.80%	(7.28%)	to	(6.53%)
2017	2,336	8.87	to	6.36	20,350	1.40%	-	to	0.80%	5.12%	to	5.97%
2016	2,594	8.44	to	6.01	21,374	1.79%	-	to	0.80%	5.97%	to	6.82%
2015	2,855	7.97	to	5.62	22,096	1.36%	-	to	0.80%	1.56%	to	2.38%
Virtus KAR Capital Growth Series – Class A Shares
2019	12,840	10.03	to	2.75	128,214	-	-	to	0.80%	38.75%	to	39.87%
2018	14,073	7.23	to	1.97	101,194	-	-	to	0.80%	(8.00%)	to	(7.25%)
2017	15,264	7.85	to	2.12	118,455	-	-	to	0.80%	34.99%	to	36.07%
2016	16,930	5.82	to	1.56	96,853	-	-	to	0.80%	(1.66%)	to	(0.86%)
2015	18,421	5.92	to	1.57	106,827	-	-	to	0.80%	8.38%	to	9.26%
Virtus KAR Small-Cap Growth Series – Class A Shares
2019	5,306	8.91	to	10.24	49,114	-	-	to	0.80%	36.21%	to	37.31%
2018	5,949	6.54	to	7.46	40,231	-	-	to	0.80%	10.77%	to	11.66%
2017	6,585	5.90	to	6.68	39,981	-	-	to	0.80%	39.73%	to	40.85%
2016	7,191	4.22	to	4.74	31,047	-	-	to	0.80%	24.92%	to	25.92%
2015	7,941	3.38	to	3.77	27,268	-	-	to	0.80%	(0.08%)	to	0.73%
Virtus KAR Small-Cap Value Series – Class A Shares
2019	5,492	4.43	to	4.81	26,493	0.95%	-	to	0.80%	23.64%	to	24.63%
2018	5,940	3.58	to	3.86	23,081	0.88%	-	to	0.80%	(16.55%)	to	(15.88%)
2017	6,676	4.29	to	4.59	30,890	0.65%	-	to	0.80%	19.20%	to	20.16%
2016‡	7,721	3.60	to	3.82	29,780	1.98%	-	to	0.80%	25.53%	to	26.54%
2015‡	8,559	2.87	to	3.02	26,141	0.53%	-	to	0.80%	(2.15%)	to	(1.37%)
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
2019	4,088	6.70	to	3.27	26,374	3.62%	-	to	0.80%	9.59%	to	10.47%
2018	4,399	6.12	to	2.96	25,532	3.92%	-	to	0.80%	(3.45%)	to	(2.66%)
2017	4,805	6.33	to	3.04	28,881	4.27%	-	to	0.80%	5.87%	to	6.72%
2016	5,239	5.98	to	2.85	29,656	4.44%	-	to	0.80%	8.42%	to	9.29%
2015	5,820	5.52	to	2.60	30,070	4.15%	-	to	0.80%	(2.05%)	to	(1.26%)
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2019	15,546	2.81	to	3.07	46,818	1.20%	-	to	0.80%	27.65%	to	28.67%
2018‡	17,141	2.20	to	2.38	40,240	1.02%	-	to	0.80%	(13.56%)	to	(12.86%)
2017	18,903	2.55	to	2.73	50,994	1.58%	-	to	0.80%	21.98%	to	22.96%
2016	21,002	2.09	to	2.22	46,089	1.29%	-	to	0.80%	8.54%	to	9.41%
2015	23,544	1.93	to	2.03	47,231	0.86%	-	to	0.80%	(9.63%)	to	(8.91%)

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Strategic Allocation Series – Class A Shares
2019	3,694	9.22	to	2.94	33,928	1.23%	-	to	0.80%	25.04%	to	26.05%
2018‡	4,049	7.38	to	2.33	29,717	1.33%	-	to	0.80%	(6.65%)	to	(5.89%)
2017	4,583	7.90	to	2.48	35,974	1.88%	-	to	0.80%	18.02%	to	18.97%
2016	5,104	6.70	to	2.08	33,879	1.66%	-	to	0.80%	0.02%	to	0.82%
2015	5,722	6.69	to	2.07	37,308	1.70%	-	to	0.80%	(6.14%)	to	(5.38%)
Wanger International
2019	3,404	7.07	to	4.81	24,270	0.82%	-	to	0.80%	28.95%	to	29.99%
2018	3,780	5.48	to	3.70	20,804	2.03%	-	to	0.80%	(18.36%)	to	(17.70%)
2017	4,186	6.72	to	4.49	28,118	1.20%	-	to	0.80%	31.85%	to	32.91%
2016‡	4,818	5.10	to	3.07	24,355	1.15%	-	to	0.80%	(2.19%)	to	(1.41%)
2015	5,474	5.21	to	3.12	28,145	1.44%	-	to	0.80%	(0.70%)	to	0.10%
Wanger Select
2019	1,474	5.51	to	5.57	9,237	0.07%	-	to	0.80%	28.27%	to	29.30%
2018	1,582	4.29	to	4.31	7,727	0.17%	-	to	0.80%	(13.12%)	to	(12.41%)
2017	1,697	4.94	to	4.92	9,464	0.18%	-	to	0.80%	25.66%	to	26.67%
2016	1,805	3.93	to	3.89	8,024	0.17%	-	to	0.80%	12.45%	to	13.36%
2015	2,181	3.50	to	3.43	8,563	0.01%	-	to	0.80%	(0.55%)	to	0.25%
Wanger USA
2019	5,193	8.30	to	6.32	44,287	0.26%	-	to	0.80%	30.05%	to	31.10%
2018‡	5,681	6.38	to	4.82	37,119	0.09%	-	to	0.80%	(2.25%)	to	(1.46%)
2017	6,235	6.53	to	4.89	41,434	-	-	to	0.80%	18.63%	to	19.58%
2016	7,029	5.51	to	4.09	39,114	-	-	to	0.80%	12.78%	to	13.69%
2015	7,815	4.88	to	3.60	38,303	-	-	to	0.80%	(1.40%)	to	(0.61%)

‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 30, 2019 to December 31, 2019.	[6]From inception November 2, 2015 to December 31, 2015.
5On April 30, 2019 Neuberger Berman AMT Guardian Portfolio - S Class merged into the AMT Sustainable Equity Portfolio - Class S. Investment Income Ratio and Total Return presented in 2019 is for the period of January 1, 2019 to April 30, 2019.	[7]From inception October 19, 2018 to December 31, 2018.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NNY for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by NNY:

Plan	Admin Charge
Corporate Edge	$10
Estate Edge	$20 (face amounts up to $400,000)
$0.05 per $1000 of face amount (face amounts of $400,001 to $1,600,000)
80 (face amounts of greater than $1,600,000)
Estate Strategies	$7.50 plus $0.02 per $1,000 of face amount
Executive Benefit VUL	$10
ICAP+* (Policy years 1-8)	.55% of the daily net asset value of the sub-account on annual basis
ICAP+* (Policy years 8+)	.20% of the daily net asset value of the sub-account on annual basis
Joint Edge	$10
Phoenix Benefit Choice VUL	$7
Phoenix Executive VUL (08XVUL)	$20
Phoenix Executive VUL (V614)	$10
Flex Edge Success	$10
Flex Edge	$10
Individual Edge	$10
Phoenix Joint Edge VUL	$10
RSVP Variable Life	$5
The Phoenix Edge	$10
The Phoenix Edge SPVL	None
* ICAP maximum is on an annual basis

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by NNY:

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
Plan	Surrender Charge
Corporate Edge	None
Estate Edge	9 year schedule – level for 6 years then decreasing to zero by year 10
Estate Strategies	5 year schedule – decreasing to zero by year 6
Executive Benefit VUL	None
ICAP +	Contingent Deferred Sales Charge - 8 year period, decreasing to zero in year 9
Joint Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Executive VUL (08XVUL)	None
Phoenix Executive VUL (V614)	None
Flex Edge Success	10 year schedule – level for 5 years then decreasing to zero by year 11
Flex Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Individual Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Phoenix Joint Edge VUL	10 year schedule
RSVP Variable Life	10 year period, level for 6 years and decreasing to zero by year 11
The Phoenix Edge	None, other than any unpaid policy charges in years 1-10
The Phoenix Edge SPVL	9 years, decreasing %, decreases to 0% in year 10

Cost of Insurance Charge – In accordance with terms of the contracts, NNY makes monthly deductions for costs of insurance to cover NNY's anticipated mortality costs. Because a contract value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge (“M&E” Fees) – The mortality and expense risk charge is typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, Nassau will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2019 and 2018 were $42,553,508 and $44,589,924, respectively.
B.    Optional Rider and Benefit Charges
NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2019 was $3,100,861.
Below is a table that summarizes the guaranteed maximum annual equivalent M&E Fees deductions for the various plans offered by NNY:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Corporate Edge and Phoenix Executive VUL		0.90%
Estate Edge (Years 1-15)	0.80%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Estate Edge (Years 16+)	0.25%
Estate Strategies	0.40%
Executive Benefit VUL		0.90%
Flex Edge (Years 1-15)	0.80%
Flex Edge (Years 16+)	0.25%
Flex Edge Success (Years 1-15)	0.80%
Flex Edge Success (Years 16+)	0.25%
ICAP+ (Years 1-8)	0.60%
ICAP+ (Years 8+)	0.25%
Individual Edge (Year 1-15)	0.80%
Individual Edge (Years 16+)	0.25%
Joint Edge (Years 1 -15)	0.80%
Joint Edge (Years 16+)	0.25%
Phoenix Benefit Choice VUL (Years 1-20)		0.50%
Phoenix Benefit Choice VUL (Years 21+)		0.25%
Phoenix Express VUL	0.48%
Phoenix Joint Edge VUL (Years 1-20)		0.50%
Phoenix Joint Edge VUL (Years 21+)		0.25%
RSVP Variable Life	0.60%
The Phoenix Edge	0.50%
The Phoenix Edge - SPVL		0.80%
D.    Other Charges
NNY may deduct other charges depending on the policy terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
NNY intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and NNY and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.
On October 19, 2018 the SA Wellington Growth Fund, SA Wellington Growth and Income and SA Wellington Natural Resources Fund merged into surviving fund SA AB Growth Portfolio.
B.    Liquidations
There were no liquidations in 2018 or 2019.
C.    Name Changes
Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.
Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.
Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2019 and through the financial statement issuance date. Subsequent events requiring additional disclosure are as follows:
The Company is continuously monitoring the market and economic turbulence arising from COVID-19. It is too early for the Company to assess the impact of the pandemic on policyholder behavior and underwriting risks and the mid–to–long–term impact on the Company’s or the Separate Account’s investments. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on its or the Separate Account’s operations and financial statements at this time, although it could be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Nassau Life Insurance Company and
Contract Owners of the Nassau Life Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub accounts listed in the Appendix that comprise the Nassau Life Variable Universal Life Account (the Separate Account,) as of the date listed in the Appendix, the related statements of operations, changes in net assets, and the related notes including the financial highlights in Note 5 for each of the years or periods listed in the Appendix (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub account as of the date listed in the Appendix, the results of its operations, changes in its net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 29, 2020

Appendix
Statement of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year then ended.
Alger Capital Appreciation Portfolio – Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A
(1)DWS Small Cap Index VIP – Class A
(1)Federated Fund for U.S. Government Securities II
Federated Government Money Fund II – Service Shares
Federated High Income Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund
(1)Invesco Oppenheimer V.I. Global Fund
(1)Invesco Oppenheimer V.I. Main Street Small Cap Fund
(1)Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
SA BlackRock Multi-Asset Income Portfolio – Class 1
SA Wellington Capital Appreciation Portfolio – Class 1
SA Wellington Government and Quality Bond Portfolio – Class 1
SA Wellington Multi-Asset Income Portfolio – Class 1
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series – Class A Shares
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus Rampart Enhanced Core Equity Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA

Statements of assets and liabilities as of December 31, 2019, the related statements of operations, changes in net assets, and the financial highlights for year ended December 31, 2019 and period from October 19, 2018 to December 31, 2018.
SA AB Growth Portfolio
Statements of assets and liabilities as of December 31, 2019, the related statements of operations, changes in net assets, and the financial highlights for the period from April 30, 2019 to December 31, 2019.
AMT Sustainable Equity Portfolio – Class S
Statements of operations for the period from January 1, 2019 to April 30, 2019, statements of changes in net assets for the period from January 1, 2019 to April 30, 2019 and year ended December 31, 2018, and the financial highlights for the period from January 1, 2019 to April 30, 2019 and the four year period ended December 31, 2018.
Neuberger Berman AMT Guardian Portfolio – S Class
(1) See Note 1 to the financial statements for the former name of the sub account.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Nassau Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Nassau Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Nassau Life Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
OL4262 © 2019 The Nassau Companies of New York	12-19